UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Social Investment Fund
Semiannual Report
March 31, 2023

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
Social Investment Fund

Calvert
Balanced Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	9.56%	(6.67)%	7.28%	7.21%
Class A with 5.25% Maximum Sales Charge	—	—	3.81	(11.57)	6.13	6.63
Class C at NAV	03/01/1994	10/21/1982	9.15	(7.38)	6.47	6.54
Class C with 1% Maximum Deferred Sales Charge	—	—	8.15	(8.29)	6.47	6.54
Class I at NAV	12/27/2004	10/21/1982	9.70	(6.45)	7.55	7.57
Class R6 at NAV	02/01/2019	10/21/1982	9.71	(6.41)	7.59	7.59

Russell 1000® Index	—	—	15.24%	(8.39)%	10.86%	12.01%
Bloomberg U.S. Aggregate Bond Index	—	—	4.89	(4.78)	0.90	1.36
Balanced Blended Benchmark	—	—	11.15	(6.65)	7.17	7.90

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.67%	0.67%	0.61%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Balanced Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

3

Calvert
Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	5.21%	(4.11)%	1.29%	1.63%
Class A with 3.25% Maximum Sales Charge	—	—	1.80	(7.21)	0.62	1.30
Class C at NAV	06/01/1998	08/24/1987	4.82	(4.86)	0.49	0.96
Class C with 1% Maximum Deferred Sales Charge	—	—	3.82	(5.79)	0.49	0.96
Class I at NAV	03/31/2000	08/24/1987	5.31	(3.91)	1.52	1.98
Class R6 at NAV	10/03/2017	08/24/1987	5.35	(3.85)	1.56	2.01

Bloomberg U.S. Aggregate Bond Index	—	—	4.89%	(4.78)%	0.90%	1.36%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.75%	1.55%	0.55%	0.48%
Net	0.73	1.53	0.53	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Bond Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Calvert
Equity Fund
March 31, 2023
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	14.23%	(4.19)%	13.89%	13.33%
Class A with 5.25% Maximum Sales Charge	—	—	8.23	(9.22)	12.67	12.72
Class C at NAV	03/01/1994	08/24/1987	13.81	(4.88)	13.05	12.66
Class C with 1% Maximum Deferred Sales Charge	—	—	12.81	(5.77)	13.05	12.66
Class I at NAV	11/01/1999	08/24/1987	14.38	(3.95)	14.19	13.74
Class R6 at NAV	10/03/2017	08/24/1987	14.41	(3.90)	14.25	13.76

Russell 1000® Growth Index	—	—	16.88%	(10.90)%	13.65%	14.58%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.65%	0.65%	0.59%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Equity Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Alphabet, Inc., Class C	4.8%
Microsoft Corp.	4.8
Visa, Inc., Class A	4.7
Mastercard, Inc., Class A	4.6
Thermo Fisher Scientific, Inc.	4.5
Danaher Corp.	4.1
Verisk Analytics, Inc.	3.7
TJX Cos., Inc. (The)	3.7
Zoetis, Inc.	3.1
Linde PLC	2.8
Total	40.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
7

Calvert
Social Investment Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios for Calvert Bond Fund reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.
8

Calvert
Social Investment Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Balanced Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,095.60	$4.81	0.92%
Class C	$1,000.00	$1,091.50	$8.76	1.68%
Class I	$1,000.00	$1,097.00	$3.56	0.68%
Class R6	$1,000.00	$1,097.10	$3.29	0.63%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63	0.92%
Class C	$1,000.00	$1,016.55	$8.45	1.68%
Class I	$1,000.00	$1,021.54	$3.43	0.68%
Class R6	$1,000.00	$1,021.79	$3.18	0.63%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
9

Calvert
Social Investment Fund
March 31, 2023
Fund Expenses — continued

Calvert Bond Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,052.10	$3.73 **	0.73%
Class C	$1,000.00	$1,048.20	$7.81 **	1.53%
Class I	$1,000.00	$1,053.10	$2.71 **	0.53%
Class R6	$1,000.00	$1,053.50	$2.36 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class C	$1,000.00	$1,017.30	$7.70 **	1.53%
Class I	$1,000.00	$1,022.29	$2.67 **	0.53%
Class R6	$1,000.00	$1,022.64	$2.32 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
Calvert Equity Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,142.30	$4.81	0.90%
Class C	$1,000.00	$1,138.10	$8.80	1.65%
Class I	$1,000.00	$1,143.80	$3.47	0.65%
Class R6	$1,000.00	$1,144.10	$3.15	0.59%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.44	$4.53	0.90%
Class C	$1,000.00	$1,016.70	$8.30	1.65%
Class I	$1,000.00	$1,021.69	$3.28	0.65%
Class R6	$1,000.00	$1,021.99	$2.97	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
10

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$398	$ 380,289
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	467,566
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	33	31,705
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,045	805,167
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,475,398
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	857,898
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	792	784,093
Series 2021-A, Class C, 4.59%, 5/15/26(1)	340	329,574
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,347	2,339,415
Series 2022-A, Class C, 0.00%, 12/15/26(1)	1,800	1,526,652
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	669,565
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	161	150,949
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	976,840
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	204,397
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,873,663
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	124	119,044
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,005	2,010,386
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	766,510
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	118,447
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	546	515,177
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	107,510
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	911,439
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	148,709
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	900	900,563
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	339	311,180
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	595	472,680
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	425	370,966
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	587,447
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	$443	$ 426,890
Series 2021-3, Class B, 0.76%, 2/26/29(1)	465	441,810
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	530	529,344
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	182	180,558
Series 2022-C, Class A, 6.56%, 2/15/30(1)	1,406	1,401,229
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	217	136,765
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	104	70,665
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	2,185	2,184,507
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	443	365,501
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	399	376,068
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	949	843,022
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1	948
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	109	94,849
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	89	76,814
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	226	191,882
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	327	280,165
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,303	1,165,910
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	211	183,684
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	111,307
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	731	699,846
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	261,814
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	978	834,369
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,551	1,417,141
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,354,175
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	249,322
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	726	712,808
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	884,554
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	158,835
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,596,593
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	467,263
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	91,782
Series 2022-2, Class C, 9.36%, 10/9/29(1)	350	351,365
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	600	573,155

11
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-3, Class A, 1.15%, 5/15/29(1)	$872	$ 856,981
Series 2021-5, Class A, 1.53%, 8/15/29(1)	834	812,993
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	306	290,726
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	66,843
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	609	529,853
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	46	45,399
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(3)	1,000	971,691
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	347	292,492
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	438	347,565
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,991	1,826,420
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	575	575,631
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	298	290,726
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,127	1,043,082
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	554	504,582
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3,494	3,432,963
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	387,194
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	695	635,975
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	85	75,604
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	719	675,692
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,194	995,809
Series 2021-A, Class B, 3.15%, 2/20/48(1)	394	312,556
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,170	1,102,507
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,854	1,456,448
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	232	199,058
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	454	405,203
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	410	386,443
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	676	542,628
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	1,957	1,832,935
Security	Principal Amount (000's omitted)	Value
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	$286	$ 257,973
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	164,834
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	429	432,886
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	88,140
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	855	798,215
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	159	157,324
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	570	563,530
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,027	991,476
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,586,348
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	554,070
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	923	726,624
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	341	248,180
Series 2020-A, Class C, 6.657%, 3/15/45(1)	150	96,622
Total Asset-Backed Securities (identified cost $74,895,560)		$ 69,490,390

Collateralized Mortgage Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	$104	$ 104,112
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(4)	248	245,965
Series 2021-1A, Class M1C, 7.51%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	150	148,921
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	1,017	1,004,766
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	590	567,361
Series 2021-3A, Class M1B, 5.96%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	415	397,895
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,363	1,213,667
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.01%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	415	417,810
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	30	30,467

12
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA3, Class B2, 12.995%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	$240	$ 252,823
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	44	44,217
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	57	56,701
Series 2020-DNA6, Class B1, 7.56%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	50	47,859
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	108	110,288
Series 2021-DNA2, Class B1, 7.96%, (30-day average SOFR + 3.40%), 8/25/33(1)(4)	150	143,382
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	240	239,234
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	803	797,641
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.095%, (1 mo. USD LIBOR + 5.25%), 10/25/23(4)	207	211,299
Series 2014-C02, Class 2M2, 7.445%, (1 mo. USD LIBOR + 2.60%), 5/25/24(4)	80	80,376
Series 2014-C03, Class 2M2, 7.745%, (1 mo. USD LIBOR + 2.90%), 7/25/24(4)	104	106,138
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	372	388,688
Series 2018-R07, Class 1M2, 7.245%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	46	46,197
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	150	155,269
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	150	153,403
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	2	2,318
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	150	153,719
Series 2019-R05, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(4)	207	208,681
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	908	888,132
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	268	264,665
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,120	1,059,779
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	395	366,191
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	35	32,745
Home Re, Ltd.:
Series 2018-1, Class M2, 7.845%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(4)	568	572,306
Series 2021-1, Class M1B, 6.395%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(4)	303	303,062
Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.: (continued)
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	$215	$ 210,627
Total Collateralized Mortgage Obligations (identified cost $11,215,018)		$ 11,026,704

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$1,605	$ 1,225,718
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	680	486,019
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,215	808,292
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(4)	855	846,862
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(4)	360	353,635
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(4)	285	277,209
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(4)	1,754	1,734,930
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.194%), 10/15/36(1)(4)	638	626,195
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	1,809	1,719,297
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	549	518,644
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	1,739	1,639,207
CIM Retail Portfolio Trust:
Series 2021-RETL, Class E, 8.435%, (1 mo. USD LIBOR + 3.75%), 8/15/36(1)(4)	537	527,313
Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(4)	594	582,772
CSMC, Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	814	807,439
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	1,184	1,149,528
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,355	1,314,815
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	2,991,781
Series KG03, Class A2, 1.297%, 6/25/30(2)	770	634,002
Series KSG1, Class A2, 1.503%, 9/25/30	704	585,567
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,118,732
Series W5FX, Class AFX, 2.97%, 4/25/28(2)	413	391,864

13
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	$1,030	$ 976,294
Series 2018-M4, Class A2, 3.086%, 3/25/28(2)	1,850	1,759,635
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	2,850	2,772,372
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	891	862,812
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,128	2,823,659
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,093,366
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,257,001
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	585	538,618
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	1,369	1,273,501
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	2,738	2,673,347
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	97,020
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	225	17,601
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(4)(5)	1,153	1,119,875
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	386	371,675
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	205	193,684
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,338,184
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	1,061	1,032,270
Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	2,057	1,942,572
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	726,544
Total Commercial Mortgage-Backed Securities (identified cost $48,848,749)		$ 44,209,851

Common Stocks — 57.5%

Security	Shares	Value
Automobile Components — 0.5%
Aptiv PLC(6)	52,000	$ 5,833,880
		$ 5,833,880
Banks — 0.6%
Wells Fargo & Co.	160,100	$ 5,984,538
		$ 5,984,538
Security	Shares	Value
Beverages — 3.3%
Coca-Cola Co. (The)	276,700	$ 17,163,701
PepsiCo, Inc.	100,600	18,339,380
		$ 35,503,081
Biotechnology — 1.4%
AbbVie, Inc.	92,400	$ 14,725,788
		$ 14,725,788
Broadline Retail — 2.0%
Amazon.com, Inc.(6)	205,620	$ 21,238,490
		$ 21,238,490
Capital Markets — 3.6%
Intercontinental Exchange, Inc.	123,800	$ 12,911,102
S&P Global, Inc.	24,200	8,343,434
Stifel Financial Corp.	125,500	7,415,795
Tradeweb Markets, Inc., Class A	127,166	10,048,657
		$ 38,718,988
Chemicals — 1.6%
FMC Corp.	50,500	$ 6,167,565
Linde PLC	29,600	10,521,024
		$ 16,688,589
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	53,325	$ 8,701,040
		$ 8,701,040
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	79,600	$ 11,737,020
		$ 11,737,020
Electric Utilities — 1.3%
Constellation Energy Corp.	64,200	$ 5,039,700
NextEra Energy, Inc.	119,500	9,211,060
		$ 14,250,760
Electrical Equipment — 0.9%
AMETEK, Inc.	66,500	$ 9,664,445
		$ 9,664,445
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity, Ltd.	46,400	$ 6,085,360
		$ 6,085,360

14
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services — 1.0%
Baker Hughes Co.	376,600	$ 10,868,676
		$ 10,868,676
Entertainment — 1.1%
Electronic Arts, Inc.	55,200	$ 6,648,840
Walt Disney Co. (The)(6)	56,800	5,687,384
		$ 12,336,224
Financial Services — 2.4%
Shift4 Payments, Inc., Class A(6)	87,700	$ 6,647,660
Visa, Inc., Class A	84,200	18,983,732
		$ 25,631,392
Ground Transportation — 0.9%
Union Pacific Corp.	50,000	$ 10,063,000
		$ 10,063,000
Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(6)	225,800	$ 11,296,774
Intuitive Surgical, Inc.(6)	31,400	8,021,758
Stryker Corp.	29,100	8,307,177
		$ 27,625,709
Hotels, Restaurants & Leisure — 0.9%
Domino's Pizza, Inc.	18,500	$ 6,102,595
Marriott International, Inc., Class A	24,200	4,018,168
		$ 10,120,763
Insurance — 1.4%
Allstate Corp. (The)	80,500	$ 8,920,205
W.R. Berkley Corp.	98,300	6,120,158
		$ 15,040,363
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C(6)	217,240	$ 22,592,960
		$ 22,592,960
Life Sciences Tools & Services — 2.4%
Danaher Corp.	34,400	$ 8,670,176
Illumina, Inc.(6)	28,400	6,604,420
Thermo Fisher Scientific, Inc.	18,997	10,949,301
		$ 26,223,897
Machinery — 0.4%
Parker-Hannifin Corp.	11,500	$ 3,865,265
		$ 3,865,265
Security	Shares	Value
Media — 0.7%
Comcast Corp., Class A	198,600	$ 7,528,926
		$ 7,528,926
Multi-Utilities — 0.6%
Sempra Energy	46,100	$ 6,968,476
		$ 6,968,476
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	121,500	$ 8,421,165
Eli Lilly & Co.	37,800	12,981,276
		$ 21,402,441
Professional Services — 2.6%
Automatic Data Processing, Inc.	61,200	$ 13,624,956
Booz Allen Hamilton Holding Corp.	70,600	6,543,914
TransUnion	127,900	7,947,706
		$ 28,116,576
Real Estate Management & Development — 0.9%
FirstService Corp.	66,700	$ 9,404,033
		$ 9,404,033
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	70,900	$ 13,982,898
Lam Research Corp.	23,500	12,457,820
Texas Instruments, Inc.	51,096	9,504,367
		$ 35,945,085
Software — 7.3%
ANSYS, Inc.(6)	20,700	$ 6,888,960
Black Knight, Inc.(6)	86,900	5,001,964
Fair Isaac Corp.(6)	12,500	8,783,625
Intuit, Inc.	19,767	8,812,722
Microsoft Corp.	157,351	45,364,293
VMware, Inc., Class A(6)	30,700	3,832,895
		$ 78,684,459
Specialized REITs — 0.6%
Lamar Advertising Co., Class A	63,100	$ 6,303,059
		$ 6,303,059
Specialty Retail — 0.8%
TJX Cos., Inc. (The)	116,000	$ 9,089,760
		$ 9,089,760

15
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	245,008	$ 40,401,819
		$ 40,401,819
Textiles, Apparel & Luxury Goods — 1.1%
lululemon Athletica, Inc.(6)	15,300	$ 5,572,107
NIKE, Inc., Class B	52,400	6,426,336
		$ 11,998,443
Venture Capital — 0.2%
Consensus Orthopedics, Inc.(6)(7)(8)	180,877	$ 0
Learn Capital Venture Partners III, L.P.(6)(7)(8)	1,088,825	1,916,301
Neighborhood Bancorp, Class A(6)(7)(8)	10,000	8,500
		$ 1,924,801
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(6)	58,845	$ 8,523,110
		$ 8,523,110
Total Common Stocks (identified cost $456,754,692)		$ 619,791,216

Corporate Bonds — 15.7%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$919	$ 925,547
6.33%, 7/15/29	801	810,650
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	861	768,511
		$ 2,504,708
Communications — 1.0%
AT&T, Inc.:
3.55%, 9/15/55	$1,816	$ 1,305,839
3.65%, 6/1/51	1,057	801,818
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	280,809
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,482	2,657,420
Comcast Corp.:
2.887%, 11/1/51	1,125	769,008
2.937%, 11/1/56	1,283	855,523
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	80	42,758
Nokia Oyj:
4.375%, 6/12/27	947	906,265
6.625%, 5/15/39	990	989,040
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Rogers Communications, Inc., 4.55%, 3/15/52(1)	$1,625	$ 1,338,049
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	364,667
SES S.A., 5.30%, 4/4/43(1)	274	205,224
T-Mobile USA, Inc.:
2.25%, 11/15/31	161	131,918
2.55%, 2/15/31	371	314,614
		$ 10,962,952
Consumer, Cyclical — 1.5%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$183	$ 179,912
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,115	2,083,998
5.75%, 4/20/29(1)	44	42,253
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	410	357,463
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	611	596,201
6.875%, 11/1/35	107	96,555
7.60%, 7/15/37	459	396,824
Brunswick Corp., 5.10%, 4/1/52	368	271,498
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	407	415,140
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	756	744,024
4.75%, 10/20/28(1)	1,271	1,227,593
Dick's Sporting Goods, Inc., 4.10%, 1/15/52(9)	1,937	1,379,862
Ford Motor Co., 4.75%, 1/15/43	127	97,564
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,233	1,273,085
General Motors Co., 5.60%, 10/15/32	1,243	1,218,276
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,234	1,148,112
Hyatt Hotels Corp.:
1.30%, 10/1/23	409	400,464
1.80%, 10/1/24	168	159,150
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(9)	1,143	990,135
4.375%, 1/15/31(1)(9)	186	160,454
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	75	46,313
5.875%, 4/1/29(1)(9)	182	168,561
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	916	767,002
5.141%, 3/15/52(1)	1,745	1,415,799
5.391%, 3/15/62(1)	711	575,548
		$ 16,211,786

16
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$ 185,979
4.25%, 11/1/29(1)	987	906,362
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,403,770
Centene Corp.:
3.375%, 2/15/30	472	412,218
4.25%, 12/15/27(9)	575	554,565
4.625%, 12/15/29	74	69,644
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	502,812
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	564,598
CVS Pass-Through Trust, 6.036%, 12/10/28	511	521,300
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,057,294
Ford Foundation (The), 2.415%, 6/1/50	1,095	726,879
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	1,005	872,785
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(9)	787	641,636
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,058	951,177
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	658,213
3.00%, 10/15/30(1)	192	153,334
5.20%, 4/1/29(1)	138	129,011
		$ 10,311,577
Energy — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(9)	$183	$ 166,719
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	70	67,926
NuStar Logistics, L.P.:
6.00%, 6/1/26	583	572,200
6.375%, 10/1/30	334	320,844
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	982	882,097
5.00%, 1/31/28(1)	1,169	1,112,015
		$ 3,121,801
Financial — 8.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$443	$ 414,695
4.50%, 9/15/23	716	709,321
6.50%, 7/15/25	413	416,323
Affiliated Managers Group, Inc., 3.30%, 6/15/30	499	431,529
Air Lease Corp.:
2.875%, 1/15/26	156	145,562
2.875%, 1/15/32	330	272,888
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	165	153,194
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Ally Financial, Inc.:
2.20%, 11/2/28	$120	$ 95,686
8.00%, 11/1/31(9)	1,370	1,439,679
American Assets Trust, L.P., 3.375%, 2/1/31	176	141,548
American International Group, Inc., 5.125%, 3/27/33	1,250	1,243,267
American National Group, Inc., 6.144%, 6/13/32(1)	200	194,552
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,331	1,328,366
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	738,568
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	1,352	1,250,219
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(11)	942	942,736
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(10)	800	699,142
4.175% to 3/24/27, 3/24/28(10)	200	187,941
5.294%, 8/18/27	1,600	1,576,071
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(10)(12)	200	194,600
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(10)	2,414	2,166,639
1.898% to 7/23/30, 7/23/31(10)	680	545,740
1.922% to 10/24/30, 10/24/31(10)	753	601,060
2.087% to 6/14/28, 6/14/29(10)	1,034	891,240
2.299% to 7/21/31, 7/21/32(10)	960	774,389
2.456% to 10/22/24, 10/22/25(9)(10)	1,307	1,245,089
2.551% to 2/4/27, 2/4/28(10)	1,921	1,749,165
3.846% to 3/8/32, 3/8/37(10)	3,750	3,200,612
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	784,701
5.125% to 1/18/28, 1/18/33(1)(10)	1,189	1,018,117
BNP Paribas S.A.:
7.75% to 8/16/29(1)(10)(13)	802	769,679
9.25% to 11/17/27(1)(10)(13)	645	656,612
Boston Properties, L.P., 2.45%, 10/1/33	2,042	1,376,173
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(10)	432	339,882
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	972	870,126
Broadstone Net Lease, LLC, 2.60%, 9/15/31	58	42,101
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(10)	1,247	1,255,772
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(10)	721	614,870
3.75%, 7/28/26	658	598,969
4.20%, 10/29/25	575	536,572
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(9)(10)(13)	300	285,750
CI Financial Corp.:
3.20%, 12/17/30	1,239	955,878
4.10%, 6/15/51	1,458	884,791

17
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(10)	$1,773	$ 1,496,929
3.106% to 4/8/25, 4/8/26(10)	784	750,064
3.668% to 7/24/27, 7/24/28(10)	845	801,164
3.785% to 3/17/32, 3/17/33(10)	1,190	1,067,857
3.887% to 1/10/27, 1/10/28(10)	610	583,386
4.00% to 12/10/25(10)(13)	770	682,412
Corporate Office Properties, L.P., 2.90%, 12/1/33	626	437,293
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	137	125,412
EPR Properties:
3.75%, 8/15/29	1,411	1,082,986
4.50%, 6/1/27	1,059	878,807
4.95%, 4/15/28	134	112,028
Extra Space Storage, L.P., 2.55%, 6/1/31	803	652,400
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	2,577	2,594,916
GA Global Funding Trust, 2.25%, 1/6/27(1)	1,872	1,634,986
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,148	1,694,302
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(10)	1,448	1,295,030
2.64% to 2/24/27, 2/24/28(10)	550	502,201
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,449	2,127,397
3.75%, 9/15/30(1)	441	333,586
6.00%, 4/15/25(1)(9)	695	668,420
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	2,573	2,647,680
7.39% to 11/3/27, 11/3/28(10)	513	546,443
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	339,051
8.248% to 11/21/32, 11/21/33(1)(10)	1,028	1,090,863
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	1,185	1,019,455
5.00%, 7/15/28(1)	374	348,424
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(10)	1,684	1,486,635
2.739% to 10/15/29, 10/15/30(10)	485	423,721
4.586% to 4/26/32, 4/26/33(10)	846	819,900
4.851% to 7/25/27, 7/25/28(10)	903	902,139
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	524,014
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	192,312
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	793	637,786
Life Storage, L.P., 2.40%, 10/15/31	1,045	843,545
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,069	1,087,963
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	765	771,928
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	$759	$ 736,507
Newmark Group, Inc., 6.125%, 11/15/23	388	384,992
OneMain Finance Corp.:
3.50%, 1/15/27	1,637	1,375,737
7.125%, 3/15/26	188	180,912
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(9)	146	116,401
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(10)(13)	411	383,258
Radian Group, Inc., 4.875%, 3/15/27	1,440	1,355,625
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	70	62,725
3.875%, 3/1/31(1)	1,552	1,288,370
SITE Centers Corp., 3.625%, 2/1/25	517	489,588
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(10)	910	846,888
9.375% to 11/22/27(1)(10)(13)	760	721,050
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(10)	326	312,314
1.456% to 1/14/26, 1/14/27(1)(10)	1,028	903,967
1.822% to 11/23/24, 11/23/25(1)(10)	661	615,437
Stifel Financial Corp., 4.00%, 5/15/30	902	793,103
Sun Communities Operating, L.P.:
2.70%, 7/15/31	279	225,999
5.70%, 1/15/33	1,595	1,598,061
Swedbank AB, 5.337%, 9/20/27(1)	1,129	1,130,285
Synchrony Bank, 5.625%, 8/23/27	613	563,387
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	782	674,953
5.625%, 2/15/28	705	633,348
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(10)	71	57,864
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	596	493,459
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)	1,998	2,032,965
Truist Financial Corp., 5.10% to 3/1/30(10)(13)	1,053	927,224
UBS AG, 1.25%, 6/1/26(1)	928	816,082
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	1,244	966,609
4.375% to 2/10/31(1)(10)(13)	649	451,866
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)	795	655,803
5.861% to 6/19/27, 6/19/32(1)(10)	200	176,559
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)	618	484,700
		$ 90,399,287

18
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Government - Multinational — 1.5%
Asian Development Bank, 3.125%, 9/26/28	$1,160	$ 1,124,270
European Bank for Reconstruction & Development, 1.50%, 2/13/25	1,295	1,233,781
European Investment Bank:
1.625%, 5/13/31	2,540	2,200,713
2.375%, 5/24/27	2,741	2,603,219
2.875%, 6/13/25(1)	5,102	4,983,809
Inter-American Development Bank, 0.875%, 4/3/25	1,030	966,471
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,547,263
International Finance Corp., 4.939%, (SOFR + 0.09%), 4/3/24(4)	679	678,966
		$ 16,338,492
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$ 1,844,911
		$ 1,844,911
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$922	$ 919,448
Cemex SAB de CV, 9.125% to 3/14/28(1)(10)(13)	1,072	1,074,898
Jabil, Inc., 3.00%, 1/15/31	495	416,485
		$ 2,410,831
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$ 1,359,966
		$ 1,359,966
Technology — 0.6%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)	$256	$ 166,871
Intel Corp.:
5.625%, 2/10/43	694	711,828
5.70%, 2/10/53	609	622,237
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	1,481	1,241,696
3.15%, 10/15/31	375	287,042
Micron Technology, Inc.:
2.703%, 4/15/32	1,250	1,001,645
3.477%, 11/1/51	259	169,117
Seagate HDD Cayman:
4.091%, 6/1/29	758	670,372
5.75%, 12/1/34(9)	439	401,136
9.625%, 12/1/32(1)	961	1,078,344
		$ 6,350,288
Security	Principal Amount (000’s omitted)	Value
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	$1,826	$ 1,488,342
Avangrid, Inc., 3.15%, 12/1/24	388	376,305
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	393,153
Enel Finance International N.V., 1.375%, 7/12/26(1)	1,861	1,658,582
MidAmerican Energy Co.:
3.15%, 4/15/50	500	367,499
4.25%, 7/15/49	835	747,984
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	589,621
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	70,298
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	475,994
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	826,610
		$ 6,994,388
Total Corporate Bonds (identified cost $186,923,456)		$ 168,810,987

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(14)	$2,500	$ 2,396,375
Total High Social Impact Investments (identified cost $2,500,000)		$ 2,396,375

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(15)
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(4)	20,040	$ 477,954
		$ 477,954
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	31,814	$ 396,084
Series A2, 6.375%	28,000	422,240
		$ 818,324
Venture Capital — 0.0%(15)
Consensus Orthopedics, Inc.:
Series A-1(6)(7)(8)	420,683	$ 0
Series B(6)(7)(8)	348,940	0
Series C(6)(7)(8)	601,710	0

19
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Lumni, Inc., Series B(6)(7)(8)	17,265	$ 33,192
Wind Harvest Co., Inc.(6)(7)(8)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	53,525	$ 899,220
6.25% (9)	4,575	87,886
		$ 987,106
Total Preferred Stocks (identified cost $3,899,175)		$ 2,316,576

Senior Floating-Rate Loans — 0.1%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$821	$ 546,995
		$ 546,995
IT Services — 0.0%(15)
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$147	$ 136,728
		$ 136,728
Software — 0.0%(15)
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$356	$ 351,408
VS Buyer, LLC, Term Loan, 7.70%, (3 mo. USD LIBOR + 3.00%), 2/28/27	73	72,775
		$ 424,183
Specialty Retail — 0.0%(15)
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$340	$ 337,754
		$ 337,754
Total Senior Floating-Rate Loans (identified cost $1,731,111)		$ 1,445,660

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 481,573
1.00%, 10/1/26	4,213	3,830,376
Total Sovereign Government Bonds (identified cost $4,757,960)		$ 4,311,949

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(17)	$800	$ 868,232
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	722,973
New York City, NY, 5.206%, 10/1/31(17)	1,275	1,319,727
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	569,797
		$ 3,480,729
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 873,019
Social Bonds, 2.484%, 6/1/27	665	612,358
Social Bonds, 2.534%, 6/1/28	830	751,316
Social Bonds, 2.584%, 6/1/29	455	405,036
Social Bonds, 2.984%, 6/1/33	520	444,694
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(17)	400	414,540
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(17)	955	1,002,645
		$ 4,503,608
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 257,475
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	365,268
Green Bonds, 2.184%, 9/1/31	345	288,562
Green Bonds, 2.264%, 9/1/32	305	251,311
Green Bonds, 2.344%, 9/1/33	335	272,244
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	295,614
Green Bonds, 1.701%, 5/1/31	320	259,075
Green Bonds, 1.951%, 5/1/34	190	146,085

20
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$3,420	$ 2,883,744
		$ 5,019,378
Total Taxable Municipal Obligations (identified cost $14,766,002)		$ 13,003,715

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$153	$ 151,962
2.668%, 8/1/24	534	521,507
2.738%, 8/1/25	534	516,212
3.435%, 8/1/34	530	488,766
3.485%, 8/1/35	295	268,038
3.585%, 8/1/37	547	491,646
U.S. International Development Finance Corp., 3.52%, 9/20/32	643	620,152
Total U.S. Government Agencies and Instrumentalities (identified cost $3,352,677)		$ 3,058,283

U.S. Government Agency Mortgage-Backed Securities — 6.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$226	$ 213,252
Federal National Mortgage Association:
4.00%, 30-Year, TBA(18)	28,977	27,720,578
4.50%, 30-Year, TBA(18)	10,092	9,888,579
5.00%, 30-Year, TBA(18)	18,531	18,483,940
5.50%, 30-Year, TBA(18)	8,500	8,588,982
Pool #AN1909, 2.68%, 7/1/26	630	599,447
Pool #BM3990, 4.00%, 3/1/48	606	588,168
Pool #FM1867, 3.00%, 11/1/49	691	625,860
Pool #FM6803, 2.00%, 4/1/51	586	492,084
Pool #FM7023, 3.00%, 7/1/49	789	716,567
Pool #MA3149, 4.00%, 10/1/47	689	668,910
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	820	713,101
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
Pool #CB8629, 2.50%, 4/20/51	$1,251	$ 1,086,940
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $69,968,816)		$ 70,386,408

U.S. Treasury Obligations — 11.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 662,476
1.375%, 8/15/50	1,708	1,026,735
1.875%, 2/15/41	2,040	1,527,490
1.875%, 2/15/51	335	229,004
1.875%, 11/15/51	996	678,661
2.00%, 2/15/50	1,316	933,537
2.00%, 8/15/51	7,338	5,164,834
2.25%, 2/15/52	1,804	1,346,165
2.375%, 2/15/42	12,170	9,793,285
2.875%, 5/15/49	815	697,907
2.875%, 5/15/52	648	554,610
3.00%, 8/15/52	720	632,700
3.125%, 5/15/48	371	331,378
3.375%, 8/15/42	93	87,362
3.875%, 2/15/43	900	908,227
4.00%, 11/15/52	7,247	7,693,143
U.S. Treasury Notes:
0.125%, 9/15/23	3,140	3,076,286
0.125%, 10/15/23	934	911,294
0.125%, 12/15/23	275	266,383
0.125%, 1/15/24	324	312,571
0.125%, 2/15/24	324	311,382
0.25%, 3/15/24	1,556	1,492,917
0.25%, 6/30/25	185	170,565
0.375%, 10/31/23	545	531,688
0.375%, 4/15/24	323	309,175
0.375%, 9/30/27	371	320,915
0.625%, 7/31/26	1,756	1,584,481
0.75%, 11/15/24	285	269,503
1.00%, 7/31/28	1,203	1,051,850
1.125%, 1/15/25	839	795,346
1.125%, 2/29/28	3,655	3,247,025
1.125%, 8/31/28	448	393,496
1.25%, 12/31/26	1,012	924,675
1.25%, 3/31/28	1,609	1,435,624
1.25%, 4/30/28	2,906	2,588,326

21
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 6/30/28	$344	$ 305,428
1.25%, 8/15/31	36	30,208
1.375%, 9/30/23	915	900,239
1.375%, 11/15/31	226	190,820
1.50%, 1/31/27	342	314,947
1.75%, 5/15/23	10,500	10,463,517
1.875%, 2/28/27	15,885	14,826,383
1.875%, 2/15/32	1,351	1,186,083
2.125%, 3/31/24	8,780	8,569,144
2.625%, 4/15/25	738	717,388
2.75%, 4/30/27	12,701	12,244,310
2.75%, 7/31/27	585	563,519
2.75%, 8/15/32	1,420	1,336,686
2.875%, 4/30/29	3,300	3,169,225
3.125%, 8/31/27	2,851	2,789,303
3.125%, 8/31/29	1,228	1,195,621
3.25%, 8/31/24	1,840	1,812,472
3.50%, 1/31/28	2,015	2,004,768
3.50%, 2/15/33	1,450	1,452,379
3.875%, 9/30/29	1,121	1,139,698
4.125%, 11/15/32	1,075	1,129,758
4.50%, 11/15/25	2,732	2,772,820
Total U.S. Treasury Obligations (identified cost $128,433,473)		$ 121,375,732

Venture Capital Limited Partnership Interests — 0.0%(15)

Security	Value
First Analysis Private Equity Fund IV, L.P.(7)(8)	$ 89,360
GEEMF Partners, L.P.(6)(7)(8)(14)	5,094
Global Environment Emerging Markets Fund, L.P.(7)(8)	31,872
Solstice Capital, L.P.(6)(7)(8)	23,894
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 150,220

Short-Term Investments — 1.0%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(19)	6,412,412	$ 6,412,412
Total Affiliated Fund (identified cost $6,412,412)		$ 6,412,412
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(20)	4,244,228	$ 4,244,228
Total Securities Lending Collateral (identified cost $4,244,228)		$ 4,244,228
Total Short-Term Investments (identified cost $10,656,640)		$ 10,656,640
Total Investments — 105.9% (identified cost $1,018,703,329)		$1,142,430,706
Other Assets, Less Liabilities — (5.9)%		$ (63,700,638)
Net Assets — 100.0%		$ 1,078,730,068

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $168,345,170 or 15.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8)	Restricted security. Total market value of restricted securities amounts to $4,504,588, which represents 0.4% of the net assets of the Fund as of March 31, 2023.
(9)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $4,480,348.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

22
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(11)	When-issued security.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $194,600 or less than 0.05% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	May be deemed to be an affiliated company (see Note 8).
(15)	Amount is less than 0.05%.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(20)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,849	USD	6,237	State Street Bank and Trust Company	5/31/23	$ 127	$ —
						$127	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	19	Long	6/21/23	$ 2,183,516	$ 58,325
U.S. Long Treasury Bond	108	Long	6/21/23	14,164,875	583,673
U.S. Ultra-Long Treasury Bond	13	Long	6/21/23	1,834,625	65,354
U.S. 2-Year Treasury Note	(44)	Short	6/30/23	(9,083,938)	18,835
U.S. 5-Year Treasury Note	(158)	Short	6/30/23	(17,302,234)	(260,792)
U.S. Ultra 10-Year Treasury Note	(71)	Short	6/21/23	(8,600,984)	(194,765)
U.S. Ultra-Long Treasury Bond	(14)	Short	6/21/23	(1,975,750)	(95,730)
					$ 174,900
23
See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-3/1/23	1,088,825
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
24
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.2%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		1,625	$ 1,553,870
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,575	4,294,465
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,635,020
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,513,898
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,348,456
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)		4,007	3,969,112
Series 2022-A, Class B, 9.52%, 12/15/26(1)		12,437	12,396,806
Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,900	8,396,586
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,519,567
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		655	612,676
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,126,052
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	956,258
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	11,372,599
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		6,800	6,537,334
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		13,390	13,425,966
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)		6,921	6,590,083
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,947	1,835,903
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,479,810
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	4,106,812
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	6,203,875
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,173	1,076,164
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,578	2,842,786
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		9,627	8,657,787
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,077	1,812,191
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,357,236
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)		2,790	2,690,598
Series 2021-3, Class B, 0.76%, 2/26/29(1)		2,705	2,566,998
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)		3,525	3,520,638
Security	Principal Amount (000's omitted)*	Value
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	1,446	$ 1,437,520
Series 2022-C, Class A, 6.56%, 2/15/30(1)	10,934	10,900,335
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,054	1,622,799
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	773	522,920
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	377	193,352
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	14,850	14,846,653
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,955	1,843,472
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	6,641	5,896,739
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	3	2,835
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	669	584,186
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	560	484,352
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,362	1,156,032
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,697	1,455,902
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	5,940	5,686,249
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	101	97,584
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,330	4,549,198
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	7,434	6,792,388
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	8,670	8,386,211
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	3,489	3,395,575
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,781,008
Series 2021-A, Class C, 3.44%, 3/8/28(1)	4,091	3,874,427
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	4,856	4,766,017
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,709,397
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,481,452
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	27,466,898
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	2,950	2,816,394
Series 2021-3, Class A, 1.15%, 5/15/29(1)	5,147	5,055,627
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,547,999
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,501,669
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,903	1,805,011
Series 2022-1, Class A, 2.03%, 10/15/29(1)	11,545	11,156,481
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,111	2,703,933

25
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
PMT Issuer Trust, Series 2021-FT1, Class A, 7.845%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	1,360	$ 1,352,233
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(4)	3,300	3,206,581
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,977	1,666,542
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,327	1,845,902
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,475	9,608,671
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	3,810	3,814,182
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,190	1,162,905
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,491	4,156,101
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	3,461	3,153,171
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	19,491	19,150,454
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,045,914
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	3,750,880
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,886	1,684,911
Series 2021-B, Class A, 1.62%, 7/20/48(1)	8,844	7,296,946
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,240	2,878,559
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	900	751,224
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,826	6,431,291
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,691	6,828,024
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,146	1,752,021
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,341	1,151,412
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,471	3,905,218
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,677	2,390,694
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,972	3,187,938
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	24,521	22,966,894
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,191	2,697,753
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,259	1,136,519
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,699	2,720,529
Security	Principal Amount (000's omitted)*	Value
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	3,048	$ 2,846,875
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,744	2,649,521
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,187,246
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,324,420
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,735	4,514,196
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,015	1,464,865
Series 2020-A, Class C, 6.657%, 3/15/45(1)	693	446,393
Total Asset-Backed Securities (identified cost $470,193,023)		$ 436,047,146

Collateralized Mortgage Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$677	$ 675,971
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	1,550	1,537,278
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	8,094	7,999,191
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	3,470	3,336,851
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	7,989	7,110,969
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	186	186,366
Series 2019-DNA3, Class B2, 12.995%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	2,905	3,060,218
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	225	225,940
Series 2019-HQA3, Class B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	3,974	3,897,122
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,768	2,753,491
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,321	5,433,706
Series 2021-DNA2, Class B1, 7.96%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	7,095	6,781,979
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	1,530	1,526,279
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	5,414	5,378,783
Series 2022-HQA1, Class M1A, 6.66%, (30-day average SOFR + 2.10%), 3/25/42(1)(3)	1,387	1,395,192

26
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.095%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	$783	$ 801,025
Series 2014-C02, Class 2M2, 7.445%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	368	368,269
Series 2014-C03, Class 2M2, 7.745%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	449	456,193
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	5,695	5,954,433
Series 2018-R07, Class 1M2, 7.245%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	268	268,943
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	10,565	10,936,117
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	4,805	4,914,011
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	4,825	4,944,617
Series 2019-R04, Class 2B1, 10.095%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	3,059	3,124,975
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	22,191	21,713,363
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,454	9,340,520
Series 2020-R01, Class 2B1, 8.095%, (1 mo. USD LIBOR + 3.25%), 1/25/40(1)(3)	3,000	2,898,691
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	4,570	4,325,405
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	10,132	9,394,748
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	1,647	1,554,407
Home Re, Ltd.:
Series 2021-1, Class M1B, 6.395%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	1,871	1,868,882
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	2,500	2,449,148
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 6.21%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	594	594,313
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.695%, (1 mo. USD LIBOR + 2.85%), 2/25/25(1)(3)	7,588	7,619,146
Series 2018-GT2, Class A, 7.495%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	1,555	1,547,473
Series 2022-GT1, Class A, 8.81%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,680	4,685,125
Radnor Re, Ltd., Series 2021-2, Class M1A, 6.41%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	3,255	3,244,510
Total Collateralized Mortgage Obligations (identified cost $155,962,979)		$ 154,303,650

Commercial Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$9,685	$ 7,396,309
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	4,805	3,196,580
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	5,560	5,507,078
Series 2017-DELC, Class D, 6.509%, (1 mo. USD LIBOR + 1.825%), 8/15/36(1)(3)	3,455	3,397,398
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	8,701	8,463,150
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	14,429	14,274,456
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	2,690	2,642,542
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,584	10,060,268
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	5,226	4,935,521
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	7,717	7,271,877
CIM Retail Portfolio Trust, Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(3)	4,801	4,710,739
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	6,575	6,352,840
Series 2020-TMIC, Class A, 8.184%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(3)	4,710	4,669,128
Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,285	5,242,400
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	9,823	9,536,440
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	6,880	6,676,381
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	17,950,685
Series KG03, Class A2, 1.297%, 6/25/30(2)	4,615	3,799,894
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,648,151
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,258,533
Series W5FX, Class AFX, 2.97%, 4/25/28(2)	1,896	1,800,989
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,967	4,706,460
Series 2018-M4, Class A2, 3.086%, 3/25/28(2)	3,381	3,215,257
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	13,694	13,322,789
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	7,907	7,656,698
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,804	9,750,998
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,119,344
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	4,593,691

27
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	$5,997	$ 5,518,880
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	6,098	5,672,615
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	12,765	12,463,577
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	411,894
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	30,117
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	8,086	7,853,607
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	10,195	8,149,813
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	6,306	6,136,995
Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	13,365	12,621,526
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(2)	1,330	1,189,169
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	2,307,846
Total Commercial Mortgage-Backed Securities (identified cost $275,629,554)		$ 254,512,635

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)*	Value
Communications — 0.0%(6)
Okta, Inc., 0.125%, 9/1/25	325	$ 294,612
		$ 294,612
Consumer, Cyclical — 0.1%
Ford Motor Co., 0.00%, 3/15/26	675	$ 677,700
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)(7)	575	562,062
		$ 1,239,762
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24(7)	575	$ 591,375
Block, Inc., 0.125%, 3/1/25	325	312,163
Dexcom, Inc., 0.25%, 11/15/25(7)	650	699,503
Herbalife Nutrition, Ltd., 2.625%, 3/15/24	550	522,500
Jazz Investments I, Ltd., 2.00%, 6/15/26	550	611,875
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	650	845,359
		$ 3,582,775
Security	Principal Amount (000's omitted)*		Value
Energy — 0.0%(6)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)		550	$ 491,150
			$ 491,150
Financial — 0.0%(6)
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27		575	$ 456,047
			$ 456,047
Industrial — 0.0%(6)
Cellnex Telecom S.A., 0.50%, 7/5/28(8)	EUR	600	$ 695,046
			$ 695,046
Technology — 0.2%
Akamai Technologies, Inc., 0.125%, 5/1/25		650	$ 656,722
BILL Holdings, Inc., 0.00%, 12/1/25		650	597,675
Cloudflare, Inc., 0.00%, 8/15/26		300	254,850
Datadog, Inc., 0.125%, 6/15/25(7)		650	704,925
ON Semiconductor Corp., 0.50%, 3/1/29(1)		650	678,995
Rapid7, Inc., 0.25%, 3/15/27		650	567,797
Tyler Technologies, Inc., 0.25%, 3/15/26		650	624,000
Zscaler, Inc., 0.125%, 7/1/25		250	264,875
			$ 4,349,839
Utilities — 0.0%(6)
NRG Energy, Inc., 2.75%, 6/1/48		550	$ 567,875
			$ 567,875
Total Convertible Bonds (identified cost $11,926,435)			$ 11,677,106

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Banks — 0.0%(6)
Bank of America Corp., 7.25%	520	$ 607,235
Total Convertible Preferred Stocks (identified cost $635,960)		$ 607,235

Corporate Bonds — 36.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$4,197	$ 4,226,901

28
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Basic Materials (continued)
Celanese US Holdings, LLC: (continued)
6.33%, 7/15/29	$5,100	$ 5,161,445
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	4,488	4,005,894
		$ 13,394,240
Communications — 2.0%
AT&T, Inc.:
3.55%, 9/15/55	$11,241	$ 8,083,116
3.65%, 6/1/51	4,905	3,720,832
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	16,467	12,567,412
Comcast Corp., 2.937%, 11/1/56	7,567	5,045,785
Nokia Oyj:
4.375%, 6/12/27	5,025	4,808,850
6.625%, 5/15/39	5,100	5,095,053
Rogers Communications, Inc., 4.55%, 3/15/52(1)	8,400	6,916,685
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	1,921,787
SES S.A., 5.30%, 4/4/43(1)	1,457	1,091,285
T-Mobile USA, Inc., 2.25%, 11/15/31	4,403	3,607,658
		$ 52,858,463
Consumer, Cyclical — 3.4%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$1,234	$ 1,213,510
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,493	12,309,875
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	5,418	5,286,776
7.60%, 7/15/37	2,744	2,372,296
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,670	2,723,400
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	4,675	4,599,417
4.75%, 10/20/28(1)	4,954	4,784,811
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	11,204	7,981,401
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,678	6,895,102
General Motors Co., 5.60%, 10/15/32	6,705	6,571,635
General Motors Financial Co., Inc., 4.30%, 4/6/29	7,598	7,069,167
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,545,734
1.80%, 10/1/24	984	932,164
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	4,400	3,811,544
4.375%, 1/15/31(1)(7)	7,749	6,684,714
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	3,835	3,211,192
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
WarnerMedia Holdings, Inc.: (continued)
5.141%, 3/15/52(1)	$10,028	$ 8,136,178
5.391%, 3/15/62(1)	4,681	3,789,227
		$ 90,918,143
Consumer, Non-cyclical — 2.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$ 942,915
4.25%, 11/1/29(1)	5,174	4,751,286
Block Financial, LLC, 3.875%, 8/15/30	7,027	6,048,001
Centene Corp.:
3.375%, 2/15/30	2,435	2,126,593
4.25%, 12/15/27	2,693	2,597,291
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	1,918,074
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,063,645
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	3,417,759
CVS Pass-Through Trust, 6.036%, 12/10/28	1,178	1,203,001
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	6,331,359
Ford Foundation (The), 2.415%, 6/1/50	6,560	4,354,637
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,855,604
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(7)	6,835	5,935,805
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(7)	4,710	3,840,031
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	5,815	5,227,874
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	888,585
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,504,416
3.00%, 10/15/30(1)	1,114	889,659
		$ 60,896,535
Energy — 0.6%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$2,035	$ 1,997,302
6.375%, 10/1/30	1,616	1,552,346
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	5,174	4,647,625
5.00%, 1/31/28(1)	7,359	7,000,274
		$ 15,197,547
Financial — 20.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$813	$ 761,054
4.50%, 9/15/23	4,780	4,735,409
6.50%, 7/15/25	2,742	2,764,063
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,042	2,630,682
Ally Financial, Inc., 8.00%, 11/1/31	6,600	6,935,681

29
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
American Assets Trust, L.P., 3.375%, 2/1/31	$2,454	$ 1,973,633
American International Group, Inc., 5.125%, 3/27/33	6,860	6,823,050
American National Group, Inc., 6.144%, 6/13/32(1)	6,355	6,181,875
Ameriprise Financial, Inc., 5.15%, 5/15/33	8,784	8,766,615
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,413,927
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	6,352	5,873,808
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(10)	5,275	5,279,121
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)	4,000	3,495,712
4.175% to 3/24/27, 3/24/28(9)	1,200	1,127,644
5.294%, 8/18/27	9,600	9,456,424
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(9)	11,928	10,705,743
1.898% to 7/23/30, 7/23/31(9)	3,540	2,841,060
1.922% to 10/24/30, 10/24/31(9)	1,865	1,488,682
2.087% to 6/14/28, 6/14/29(9)	4,867	4,195,033
2.299% to 7/21/31, 7/21/32(9)	5,365	4,327,703
2.456% to 10/22/24, 10/22/25(7)(9)	8,268	7,876,352
2.551% to 2/4/27, 2/4/28(9)	9,133	8,316,044
3.824% to 1/20/27, 1/20/28(9)	7,533	7,204,415
3.846% to 3/8/32, 3/8/37(9)	17,046	14,548,703
6.204% to 11/10/27, 11/10/28(9)	8,279	8,662,136
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	4,691,762
5.125% to 1/18/28, 1/18/33(1)(9)	1,686	1,443,688
BNP Paribas S.A.:
7.75% to 8/16/29(1)(9)(11)	3,725	3,574,883
9.25% to 11/17/27(1)(9)(11)	5,958	6,065,259
Boston Properties, L.P., 2.45%, 10/1/33	12,059	8,126,971
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	6,559	5,160,380
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	6,199	5,549,294
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,317,710
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(9)	5,889	5,930,424
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)	5,920	5,048,588
4.20%, 10/29/25	2,950	2,752,850
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(9)(11)	9,787	9,322,118
CI Financial Corp.:
3.20%, 12/17/30	5,188	4,002,500
4.10%, 6/15/51	7,934	4,814,769
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(9)	8,550	7,218,694
3.106% to 4/8/25, 4/8/26(9)	4,706	4,502,298
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
3.668% to 7/24/27, 7/24/28(9)	$5,695	$ 5,399,558
3.785% to 3/17/32, 3/17/33(9)	4,060	3,643,276
4.00% to 12/10/25(9)(11)	3,895	3,451,944
Corporate Office Properties, L.P., 2.90%, 12/1/33	4,246	2,966,047
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	592	541,928
EPR Properties:
3.75%, 8/15/29	6,930	5,318,989
4.50%, 6/1/27	6,725	5,580,715
4.95%, 4/15/28	1,484	1,240,668
Extra Space Storage, L.P., 2.55%, 6/1/31(7)	4,159	3,378,991
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	12,568	12,655,377
GA Global Funding Trust, 2.25%, 1/6/27(1)	11,309	9,877,169
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	10,748	8,477,818
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(9)	11,226	10,040,061
2.64% to 2/24/27, 2/24/28(9)	3,000	2,739,279
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,833	12,016,450
3.75%, 9/15/30(1)	6,000	4,538,580
6.00%, 4/15/25(1)(7)	6,528	6,278,339
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(9)	13,012	13,389,667
7.39% to 11/3/27, 11/3/28(9)	3,391	3,612,062
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,248,125
8.248% to 11/21/32, 11/21/33(1)(9)	11,790	12,510,965
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	9,770	8,405,131
5.00%, 7/15/28(1)	1,050	978,196
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(9)	8,125	7,172,749
1.578% to 4/22/26, 4/22/27(9)	8,750	7,868,255
2.739% to 10/15/29, 10/15/30(9)	4,603	4,021,419
4.586% to 4/26/32, 4/26/33(9)	2,309	2,237,766
4.851% to 7/25/27, 7/25/28(9)	5,123	5,118,118
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	3,222,892
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	2,785	1,761,801
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	5,399	4,342,254
Life Storage, L.P., 2.40%, 10/15/31	6,172	4,982,163
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	5,858	5,961,918
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	4,161	4,198,683
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(9)	4,701	4,561,686
Newmark Group, Inc., 6.125%, 11/15/23	3,000	2,976,740

30
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
OneMain Finance Corp., 3.50%, 1/15/27	$10,150	$ 8,530,077
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(11)	9,555	8,910,038
Radian Group, Inc., 4.875%, 3/15/27	5,757	5,419,675
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	374	335,128
3.875%, 3/1/31(1)	8,074	6,702,510
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,514,247
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(9)	4,545	4,229,787
9.375% to 11/22/27(1)(9)(11)	3,472	3,294,060
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(9)	2,554	2,446,783
1.456% to 1/14/26, 1/14/27(1)(9)	4,010	3,526,173
1.822% to 11/23/24, 11/23/25(1)(9)	3,977	3,702,863
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,204,678
Sun Communities Operating, L.P., 5.70%, 1/15/33	9,184	9,201,627
Swedbank AB, 5.337%, 9/20/27(1)	6,525	6,532,429
Synchrony Bank, 5.625%, 8/23/27	4,958	4,556,722
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	6,445	5,562,748
5.625%, 2/15/28	4,830	4,339,111
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)(9)	3,024	2,503,723
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	12,137	12,349,397
Truist Financial Corp., 5.10% to 3/1/30(9)(11)	4,856	4,275,973
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	6,300	4,895,209
4.375% to 2/10/31(1)(9)(11)	2,686	1,870,125
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(9)	2,617	2,158,787
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	3,746	2,938,002
		$ 536,622,408
Government - Multinational — 4.1%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$ 5,330,589
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,278,830
European Investment Bank:
1.625%, 5/13/31	14,990	12,987,676
2.375%, 5/24/27	17,185	16,321,166
2.875%, 6/13/25(1)	42,948	41,953,086
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,692,797
International Bank for Reconstruction & Development:
0.875%, 7/15/26	5,000	4,549,046
3.125%, 11/20/25	12,050	11,805,583
Security	Principal Amount (000’s omitted)	Value
Government - Multinational (continued)
International Finance Corp., 4.939%, (SOFR + 0.09%), 4/3/24(3)	$4,067	$ 4,066,796
		$ 109,985,569
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$ 11,782,702
		$ 11,782,702
Industrial — 0.6%
Berry Global, Inc., 5.50%, 4/15/28(1)	$5,445	$ 5,429,929
Cemex SAB de CV, 9.125% to 3/14/28(1)(7)(9)(11)	6,164	6,180,663
Jabil, Inc., 3.00%, 1/15/31	2,950	2,482,080
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,123,669
		$ 17,216,341
Other Revenue — 0.3%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 7,866,879
		$ 7,866,879
Technology — 1.5%
Intel Corp.:
5.625%, 2/10/43	$4,609	$ 4,727,396
5.70%, 2/10/53	4,038	4,125,770
Kyndryl Holdings, Inc., 2.70%, 10/15/28	11,789	9,884,104
Micron Technology, Inc., 2.703%, 4/15/32	8,441	6,763,910
Seagate HDD Cayman:
4.091%, 6/1/29	2,481	2,194,187
5.75%, 12/1/34(7)	6,242	5,703,627
9.625%, 12/1/32(1)	5,596	6,276,989
		$ 39,675,983
Utilities — 1.2%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$ 6,928,207
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	2,023,238
Enel Finance International N.V., 1.375%, 7/12/26(1)	11,675	10,405,127
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,381,392
4.25%, 7/15/49	4,815	4,313,226
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	324	312,009
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,857,588

31
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	$5,126	$ 4,697,562
		$ 33,918,349
Total Corporate Bonds (identified cost $1,093,908,547)		$ 990,333,159

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(12)(13)	$5,000	$ 4,792,750
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,792,750

Preferred Stocks — 0.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(6)
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(3)	64,987	$ 1,549,940
		$ 1,549,940
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	97,843	$ 1,218,145
Series A2, 6.375%	211,400	3,187,912
		$ 4,406,057
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	304,275	$ 5,111,820
6.25%	40,000	768,400
		$ 5,880,220
Total Preferred Stocks (identified cost $17,982,737)		$ 11,836,217

Senior Floating-Rate Loans — 1.0%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$5,069	$ 3,375,199
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.925%), 1/31/29	5,925	5,846,494
		$ 9,221,693
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$1,290	$ 1,203,205
		$ 1,203,205
Software — 0.5%
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,667	$ 5,599,298
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,121	3,085,035
VS Buyer, LLC, Term Loan, 7.70%, (3 mo. USD LIBOR + 3.00%), 2/28/27	4,605	4,568,352
		$ 13,252,685
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$2,244	$ 2,228,832
		$ 2,228,832
Total Senior Floating-Rate Loans (identified cost $27,850,070)		$ 25,906,415

Sovereign Government Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 2,976,627
1.00%, 10/1/26	25,266	22,971,344
1.75%, 9/14/29	14,365	12,789,293
Total Sovereign Government Bonds (identified cost $43,096,122)		$ 38,737,264

32
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 807,765
Los Angeles Unified School District, CA, 5.75%, 7/1/34(15)	3,750	4,069,838
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,918,841
New York City, NY, 5.206%, 10/1/31(15)	1,030	1,066,132
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,790,197
		$ 12,652,773
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,196,096
Social Bonds, 2.484%, 6/1/27	3,980	3,664,943
Social Bonds, 2.534%, 6/1/28	4,980	4,507,896
Social Bonds, 2.584%, 6/1/29	2,715	2,416,866
Social Bonds, 2.984%, 6/1/33	3,060	2,616,851
Social Bonds, 3.034%, 6/1/34	2,195	1,856,751
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	3,800	3,938,130
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	3,380	3,548,628
		$ 27,746,161
Water and Sewer — 1.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,115,724
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,119,403
Green Bonds, 2.184%, 9/1/31	1,985	1,660,274
Green Bonds, 2.264%, 9/1/32	1,780	1,466,667
Green Bonds, 2.344%, 9/1/33	1,945	1,580,643
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,749,049
Green Bonds, 1.701%, 5/1/31	1,925	1,558,499
Green Bonds, 1.951%, 5/1/34	1,120	861,134
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	16,615,256
		$ 28,726,649
Total Taxable Municipal Obligations (identified cost $78,918,111)		$ 69,125,583

U.S. Government Agencies and Instrumentalities — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$778	$ 772,723
2.668%, 8/1/24	2,726	2,662,223
2.738%, 8/1/25	2,726	2,635,195
3.435%, 8/1/34	3,105	2,863,431
3.485%, 8/1/35	1,745	1,585,515
3.535%, 8/1/36	929	839,493
3.585%, 8/1/37	3,215	2,889,659
3.635%, 8/1/38	657	593,115
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,584	1,457,645
2.36%, 10/15/29	1,311	1,229,311
3.52%, 9/20/32	4,419	4,259,945
Total U.S. Government Agencies and Instrumentalities (identified cost $24,029,434)		$ 21,788,255

U.S. Government Agency Mortgage-Backed Securities — 15.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$1,397	$ 1,315,489
Federal National Mortgage Association:
4.00%, 30-Year, TBA(16)	159,545	152,627,241
4.50%, 30-Year, TBA(16)	64,326	63,029,400
5.00%, 30-Year, TBA(16)	112,129	111,844,248
5.50%, 30-Year, TBA(16)	59,860	60,486,644
Pool #AN1909, 2.68%, 7/1/26	2,909	2,766,679
Pool #BM3990, 4.00%, 3/1/48	3,481	3,380,242
Pool #FM1867, 3.00%, 11/1/49	4,401	3,987,045
Pool #FM6803, 2.00%, 4/1/51	3,767	3,162,677
Pool #FM7023, 3.00%, 7/1/49	3,144	2,855,295
Pool #MA3149, 4.00%, 10/1/47	3,983	3,868,344
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,306	4,611,232
Pool #CB8627, 2.50%, 4/20/51	2,323	2,034,296
Pool #CB8628, 2.50%, 4/20/51	2,342	2,048,567
Pool #CB8629, 2.50%, 4/20/51	8,131	7,066,667
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $423,451,122)		$ 425,084,066

33
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 19.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$8,915	$ 6,148,216
1.375%, 8/15/50	28,000	16,831,719
1.625%, 11/15/50	7,891	5,065,036
1.875%, 2/15/41	14,844	11,114,735
1.875%, 11/15/51	5,814	3,961,582
2.00%, 11/15/41	7,400	5,590,902
2.00%, 8/15/51	18,800	13,232,336
2.375%, 2/15/42	134,837	108,504,282
2.875%, 5/15/49	4,593	3,932,773
2.875%, 5/15/52	4,425	3,787,264
3.875%, 2/15/43	9,350	9,435,465
4.00%, 11/15/42	8,900	9,144,750
4.00%, 11/15/52	25,332	26,891,501
5.25%, 11/15/28	48,755	52,794,428
5.375%, 2/15/31	22,000	24,817,031
6.25%, 5/15/30	59,305	69,353,259
6.75%, 8/15/26	19,540	21,359,662
U.S. Treasury Notes:
3.50%, 2/15/33	20,300	20,333,305
4.25%, 12/31/24(7)	16,000	16,016,563
4.50%, 11/30/24	85,195	85,544,432
Total U.S. Treasury Obligations (identified cost $515,071,378)		$ 513,859,241

Short-Term Investments — 4.4%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(17)	90,137,862	$ 90,137,862
Total Affiliated Fund (identified cost $90,137,862)		$ 90,137,862
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(18)	26,683,795	$ 26,683,795
Total Securities Lending Collateral (identified cost $26,683,795)		$ 26,683,795
Total Short-Term Investments (identified cost $116,821,657)		$ 116,821,657
Total Investments — 114.5% (identified cost $3,260,477,129)		$3,075,432,379
Other Assets, Less Liabilities — (14.5)%		$ (389,048,426)
Net Assets — 100.0%		$ 2,686,383,953

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,131,831,922 or 42.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Amount is less than 0.05%.
(7)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $26,400,518.

34
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $695,046 or less than 0.05% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	When-issued security.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	May be deemed to be an affiliated company (see Note 8).
(13)	Restricted security. Total market value of restricted securities amounts to $4,792,750, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,905,969	CAD	5,298,108	State Street Bank and Trust Company	5/31/23	$ —	$ (17,775)
						$ —	$(17,775)
35
See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	528	Long	6/21/23	$ 60,678,750	$ 1,088,734
U.S. Long Treasury Bond	357	Long	6/21/23	46,822,781	1,929,364
U.S. Ultra 10-Year Treasury Note	66	Long	6/21/23	7,995,281	20,858
U.S. Ultra-Long Treasury Bond	232	Long	6/21/23	32,741,000	1,495,184
U.S. 2-Year Treasury Note	(59)	Short	6/30/23	(12,180,734)	28,651
U.S. 5-Year Treasury Note	(259)	Short	6/30/23	(28,362,524)	(357,486)
					$4,205,305
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
36
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Capital Markets — 7.2%
Charles Schwab Corp. (The)	1,076,230	$ 56,372,927
Intercontinental Exchange, Inc.	1,769,536	184,544,910
Moody's Corp.	202,392	61,936,000
S&P Global, Inc.	509,839	175,777,192
		$ 478,631,029
Chemicals — 7.0%
Air Products & Chemicals, Inc.	352,878	$ 101,350,090
Ecolab, Inc.	1,076,591	178,208,108
Linde PLC	525,424	186,756,707
		$ 466,314,905
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	118,594	$ 58,925,801
Dollar General Corp.	780,399	164,242,773
		$ 223,168,574
Containers & Packaging — 0.8%
Ball Corp.	1,014,181	$ 55,891,515
		$ 55,891,515
Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	2,136,002	$ 174,554,083
TE Connectivity, Ltd.	355,571	46,633,137
		$ 221,187,220
Entertainment — 1.0%
Electronic Arts, Inc.	561,369	$ 67,616,896
		$ 67,616,896
Financial Services — 13.8%
Fidelity National Information Services, Inc.	797,694	$ 43,338,715
Fiserv, Inc.(1)	1,387,525	156,831,951
Mastercard, Inc., Class A	841,214	305,705,579
PayPal Holdings, Inc.(1)	1,388,948	105,476,711
Visa, Inc., Class A	1,372,637	309,474,738
		$ 920,827,694
Health Care Equipment & Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	133,095	$ 66,558,147
Intuitive Surgical, Inc.(1)	118,519	30,278,049
		$ 96,836,196
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	946,545	$ 98,563,731
		$ 98,563,731
Insurance — 3.2%
Aon PLC, Class A	272,205	$ 85,823,514
Marsh & McLennan Cos., Inc.	759,703	126,528,535
		$ 212,352,049
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(1)	3,097,294	$ 322,118,576
		$ 322,118,576
IT Services — 4.6%
Accenture PLC, Class A	252,562	$ 72,184,745
Gartner, Inc.(1)	551,272	179,587,880
VeriSign, Inc.(1)	263,658	55,718,845
		$ 307,491,470
Life Sciences Tools & Services — 10.1%
Agilent Technologies, Inc.	747,790	$ 103,449,269
Danaher Corp.	1,079,380	272,046,935
Thermo Fisher Scientific, Inc.	514,369	296,466,860
		$ 671,963,064
Machinery — 3.7%
IDEX Corp.	457,176	$ 105,621,371
Xylem, Inc.	1,335,288	139,804,654
		$ 245,426,025
Personal Care Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	408,139	$ 100,589,938
		$ 100,589,938
Pharmaceuticals — 3.1%
Zoetis, Inc.	1,228,361	$ 204,448,405
		$ 204,448,405
Professional Services — 3.8%
Verisk Analytics, Inc.	1,297,873	$ 249,009,914
		$ 249,009,914
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	363,883	$ 67,685,877
		$ 67,685,877

37
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software — 8.1%
Adobe, Inc.(1)	287,574	$ 110,822,392
Intuit, Inc.	243,212	108,431,206
Microsoft Corp.	1,116,238	321,811,416
		$ 541,065,014
Specialized REITs — 3.5%
American Tower Corp.	856,487	$ 175,014,554
Crown Castle, Inc.	442,153	59,177,757
		$ 234,192,311
Specialty Retail — 6.9%
Lowe's Cos., Inc.	415,057	$ 82,998,948
O'Reilly Automotive, Inc.(1)	152,041	129,079,768
TJX Cos., Inc. (The)	3,157,421	247,415,510
		$ 459,494,226
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	895,141	$ 109,780,092
		$ 109,780,092
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 78,117
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	81,634
		$ 251,892
Total Common Stocks (identified cost $3,860,523,057)		$6,354,906,613

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,639,644
Total High Social Impact Investments (identified cost $7,970,000)		$ 7,639,644

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 301,201
Series C-1(1)(3)(4)	1,023,444	198,343
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 499,544

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,296,298
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	51,065
Africa Renewable Energy Fund L.P.(1)(3)(4)	924,581
Arborview Capital Partners L.P.(1)(3)(4)	514,549
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	1,119,482
Coastal Ventures III L.P.(1)(3)(4)	337,704
Core Innovations Capital I L.P.(1)(3)(4)	2,204,605
Cross Culture Ventures I L.P.(1)(3)(4)	1,122,582
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,982,048
DBL Partners III L.P.(1)(3)(4)	1,404,897
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,203,922
Ignia Fund I L.P.(1)(3)(4)	200,714
Impact Ventures II L.P.(1)(3)(4)	170,537
LeapFrog Financial Inclusion Fund(1)(3)(4)	4,095
New Markets Education Partners L.P.(1)(3)(4)	54,543
New Markets Venture Partners II L.P.(1)(3)(4)	57,695
Owl Ventures L.P.(1)(3)(4)	988,991
Renewable Energy Asia Fund L.P.(1)(3)(4)	32,135
SEAF India International Growth Fund L.P.(1)(3)(4)	0
SJF Ventures II L.P., Preferred(1)(3)(4)	172,980
SJF Ventures III L.P.(1)(3)(4)	823,840
Westly Capital Partners Fund II L.P.(1)(3)(4)	202,027
Total Venture Capital Limited Partnership Interests (identified cost $8,825,895)	$ 15,869,290

38
See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	256,536,848	$ 256,536,848
Total Short-Term Investments (identified cost $256,536,848)		$ 256,536,848
Total Investments — 99.7% (identified cost $4,134,774,561)		$6,635,451,939
Other Assets, Less Liabilities — 0.3%		$ 19,499,261
Net Assets — 100.0%		$6,654,951,200

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Restricted security. Total market value of restricted securities amounts to $24,260,370, which represents 0.3% of the net assets of the Fund as of March 31, 2023.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$ 166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/16/22	781,075
Adobe Capital Social Mezzanine I L.P.	2/8/13-1/4/23	302,202
Africa Renewable Energy Fund L.P.	4/17/14-7/18/22	997,030
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/25/22	861,830
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
Coastal Ventures III L.P.	7/30/12-1/9/19	88,585
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-3/22/23	356,155
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	277,417
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	0
39
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,008,053,093, $3,157,293,094 and $3,870,267,714, respectively) - including $4,480,348, $26,400,518 and $0, respectively, of securities on loan	$ 1,131,931,591	$ 2,972,648,160	$ 6,371,275,448
Investments in securities of affiliated issuers, at value (identified cost $10,650,236, $103,184,035 and $264,506,848, respectively)	10,499,115	102,784,219	264,176,492
Receivable for variation margin on open futures contracts	34,051	831,832	—
Receivable for open forward foreign currency exchange contracts	127	—	—
Cash	1,170,660	208,106	3,496
Deposits at broker for futures contracts	946,900	5,250,100	—
Deposits for forward commitment securities	1,000,000	5,176,000	—
Receivable for investments sold	736,108	3,470,964	10,976,488
Receivable for capital shares sold	918,720	6,861,086	16,623,804
Dividends and interest receivable	3,615,594	20,397,861	2,395,812
Dividends and interest receivable - affiliated	52,170	360,576	1,199,589
Securities lending income receivable	6,702	17,216	—
Tax reclaims receivable	57,989	—	—
Receivable from affiliate	2,173	99,860	—
Trustees' deferred compensation plan	354,429	539,793	1,193,040
Total assets	$1,151,326,329	$3,118,645,773	$6,667,844,169
Liabilities
Cash collateral due to brokers	$ 1,000,000	$ 5,176,000	$ —
Payable for open forward foreign currency exchange contracts	—	17,775	—
Payable for investments purchased	1,191,391	6,868,518	—
Payable for when-issued/delayed delivery/forward commitment securities	64,471,417	386,495,624	—
Payable for capital shares redeemed	401,012	3,882,378	7,297,102
Distributions payable	—	1,040,429	—
Deposits for securities loaned	4,244,228	26,683,795	—
Payable to affiliates:
Investment advisory fee	351,119	645,454	2,241,927
Administrative fee	107,057	268,418	649,825
Distribution and service fees	189,432	59,831	525,922
Sub-transfer agency fee	17,424	8,442	30,034
Trustees' deferred compensation plan	354,429	539,793	1,193,040
Accrued expenses	268,752	575,363	955,119
Total liabilities	$ 72,596,261	$ 432,261,820	$ 12,892,969
Commitments and contingent liabilities (Note 10)
Net Assets	$1,078,730,068	$2,686,383,953	$6,654,951,200
Sources of Net Assets
Paid-in capital	$ 957,394,452	$ 3,005,885,815	$ 4,122,028,862
Distributable earnings (accumulated loss)	121,335,616	(319,501,862)	2,532,922,338
Net Assets	$1,078,730,068	$2,686,383,953	$6,654,951,200
Class A Shares
Net Assets	$ 738,785,048	$ 309,911,342	$ 2,034,367,903
Shares Outstanding	20,454,388	21,390,071	29,569,527
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.12	$ 14.49	$ 68.80
Maximum Offering Price Per Share (100 ÷ 94.75, 96.75 and 94.75, respectively, of net asset value per share)	$ 38.12	$ 14.98	$ 72.61
40
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2023
	Balanced Fund	Bond Fund	Equity Fund
Class C Shares
Net Assets	$ 51,529,616	$ 9,261,685	$ 129,043,514
Shares Outstanding	1,484,726	643,814	3,902,588
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 34.71	$ 14.39	$ 33.07
Class I Shares
Net Assets	$ 225,236,743	$ 1,802,463,882	$ 3,893,332,258
Shares Outstanding	6,089,833	124,157,386	47,573,872
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.99	$ 14.52	$ 81.84
Class R6 Shares
Net Assets	$ 63,178,661	$ 564,747,044	$ 598,207,525
Shares Outstanding	1,709,360	38,942,882	7,330,550
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 36.96	$ 14.50	$ 81.60

On sales of $50,000 ($100,000 for Bond Fund) or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
41
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $10,561, $32,522 and $0, respectively)	$ 4,336,857	$ 549,606	$ 28,876,139
Dividend income - affiliated issuers	314,508	2,321,392	5,013,375
Interest and other income	8,508,569	51,799,599	469
Interest income - affiliated issuers	75,223	300,895	59,775
Securities lending income, net	7,586	49,096	—
Total investment income	$13,242,743	$ 55,020,588	$ 33,949,758
Expenses
Investment advisory fee	$ 2,068,328	$ 3,752,840	$ 12,776,746
Administrative fee	627,939	1,532,266	3,609,874
Distribution and service fees:
Class A	858,887	303,204	2,458,317
Class C	259,509	46,626	621,756
Trustees' fees and expenses	35,613	89,137	207,952
Custodian fees	14,827	26,064	49,075
Transfer agency fees and expenses	487,525	1,035,292	2,107,129
Accounting fees	156,638	235,274	423,723
Professional fees	45,148	57,474	99,946
Registration fees	45,902	88,205	142,638
Reports to shareholders	43,473	67,591	155,295
Miscellaneous	39,069	81,645	100,482
Total expenses	$ 4,682,858	$ 7,315,618	$ 22,752,933
Waiver and/or reimbursement of expenses by affiliate	$ (17,959)	$ (440,606)	$ (210,414)
Net expenses	$ 4,664,899	$ 6,875,012	$ 22,542,519
Net investment income	$ 8,577,844	$ 48,145,576	$ 11,407,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 2,773,665	$ (73,090,410)	$ 31,847,410
Investment securities - affiliated issuers	8,564	64,382	—
Futures contracts	(382,031)	(12,836,378)	—
Swap contracts	—	(507,044)	—
Foreign currency transactions	90	34,803	—
Forward foreign currency exchange contracts	(2,378)	159,086	—
Net realized gain (loss)	$ 2,397,910	$ (86,175,561)	$ 31,847,410
Change in unrealized appreciation (depreciation):
Investment securities	$ 83,910,022	$ 156,538,685	$ 726,252,528
Investment securities - affiliated issuers	81,900	208,359	237,427
Futures contracts	378,608	13,043,232	—
Swap contracts	—	25,890	—
Foreign currency	5,659	149	—
Forward foreign currency exchange contracts	(2,767)	(266,670)	—
Net change in unrealized appreciation (depreciation)	$84,373,422	$169,549,645	$726,489,955
Net realized and unrealized gain	$86,771,332	$ 83,374,084	$758,337,365
Net increase in net assets from operations	$95,349,176	$131,519,660	$769,744,604
42
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,577,844	$ 48,145,576	$ 11,407,239
Net realized gain (loss)	2,397,910	(86,175,561)	31,847,410
Net change in unrealized appreciation (depreciation)	84,373,422	169,549,645	726,489,955
Net increase in net assets from operations	$ 95,349,176	$ 131,519,660	$ 769,744,604
Distributions to shareholders:
Class A	$ (12,592,537)	$ (5,435,324)	$ (63,852,054)
Class C	(744,879)	(129,782)	(7,963,077)
Class I	(4,059,301)	(32,458,118)	(96,218,038)
Class R6	(1,050,638)	(10,173,129)	(15,708,813)
Total distributions to shareholders	$ (18,447,355)	$ (48,196,353)	$ (183,741,982)
Capital share transactions:
Class A	$ (2,305,947)	$ (5,846,424)	$ 34,990,778
Class C	(3,516,068)	(340,627)	7,082,311
Class I	(3,041,356)	78,590,571	662,707,446
Class R6	7,539,259	73,614,346	100,829,491
Net increase (decrease) in net assets from capital share transactions	$ (1,324,112)	$ 146,017,866	$ 805,610,026
Net increase in net assets	$ 75,577,709	$ 229,341,173	$1,391,612,648
Net Assets
At beginning of period	$ 1,003,152,359	$ 2,457,042,780	$ 5,263,338,552
At end of period	$1,078,730,068	$2,686,383,953	$6,654,951,200
43
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,405,134	$ 61,274,930	$ 6,667,228
Net realized gain (loss)	16,770,323	(46,864,282)	191,909,696
Net change in unrealized appreciation (depreciation)	(201,501,574)	(403,031,429)	(1,199,328,123)
Net decrease in net assets from operations	$ (172,326,117)	$ (388,620,781)	$(1,000,751,199)
Distributions to shareholders:
Class A	$ (64,304,737)	$ (12,338,091)	$ (86,833,850)
Class C	(4,956,110)	(325,612)	(10,386,601)
Class I	(24,360,884)	(63,325,440)	(108,527,009)
Class R6	(1,383,991)	(15,675,838)	(16,720,268)
Total distributions to shareholders	$ (95,005,722)	$ (91,664,981)	$ (222,467,728)
Capital share transactions:
Class A	$ 45,914,634	$ (5,566,801)	$ (25,744,896)
Class C	(1,522,990)	(2,353,578)	(461,367)
Class I	(41,414,804)	291,288,274	397,670,403
Class R6	49,394,548	233,424,428	88,001,775
Net increase in net assets from capital share transactions	$ 52,371,388	$ 516,792,323	$ 459,465,915
Net increase (decrease) in net assets	$ (214,960,451)	$ 36,506,561	$ (763,753,012)
Net Assets
At beginning of year	$ 1,218,112,810	$ 2,420,536,219	$ 6,027,091,564
At end of year	$1,003,152,359	$2,457,042,780	$ 5,263,338,552
44
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 33.56	$ 42.36	$ 37.18	$ 34.28	$ 33.14	$ 32.59
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.40	$ 0.30	$ 0.41	$ 0.44	$ 0.43
Net realized and unrealized gain (loss)	2.90	(5.91)	5.77	3.67	2.24	2.68
Total income (loss) from operations	$ 3.18	$ (5.51)	$ 6.07	$ 4.08	$ 2.68	$ 3.11
Less Distributions
From net investment income	$ (0.28)	$ (0.41)	$ (0.30)	$ (0.42)	$ (0.44)	$ (0.44)
From net realized gain	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)
Total distributions	$ (0.62)	$ (3.29)	$ (0.89)	$ (1.18)	$ (1.54)	$ (2.56)
Net asset value — End of period	$ 36.12	$ 33.56	$ 42.36	$ 37.18	$ 34.28	$ 33.14
Total Return(2)	9.56% (3)	(14.40)%	16.48%	12.22%	8.56%	10.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$738,785	$688,402	$823,892	$686,408	$619,744	$571,452
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92% (5)	0.91%	0.90%	0.93%	0.96%	0.96%
Net expenses	0.92% (5)(6)	0.91% (6)	0.90%	0.93%	0.93%	0.94%
Net investment income	1.61% (5)	1.03%	0.73%	1.17%	1.37%	1.33%
Portfolio Turnover	46% (3)(7)	85% (7)	95% (7)	98% (7)	69% (7)	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
45
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 32.27	$ 40.85	$ 35.90	$ 33.14	$ 32.09	$ 31.63
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.14	$ 0.10	$ (0.01)	$ 0.14	$ 0.20	$ 0.18
Net realized and unrealized gain (loss)	2.79	(5.68)	5.56	3.55	2.15	2.61
Total income (loss) from operations	$ 2.93	$ (5.58)	$ 5.55	$ 3.69	$ 2.35	$ 2.79
Less Distributions
From net investment income	$ (0.15)	$ (0.12)	$ (0.01)	$ (0.17)	$ (0.20)	$ (0.21)
From net realized gain	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)
Total distributions	$ (0.49)	$ (3.00)	$ (0.60)	$ (0.93)	$ (1.30)	$ (2.33)
Net asset value — End of period	$ 34.71	$ 32.27	$ 40.85	$ 35.90	$ 33.14	$ 32.09
Total Return(2)	9.15% (3)	(15.05)%	15.59%	11.39%	7.77%	9.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,530	$51,250	$67,292	$65,760	$54,062	$60,674
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68% (5)	1.67%	1.66%	1.69%	1.71%	1.71%
Net expenses	1.68% (5)(6)	1.67% (6)	1.66%	1.68%	1.68%	1.69%
Net investment income (loss)	0.85% (5)	0.26%	(0.03)%	0.42%	0.63%	0.58%
Portfolio Turnover	46% (3)(7)	85% (7)	95% (7)	98% (7)	69% (7)	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
46
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 34.35	$ 43.28	$ 37.97	$ 34.97	$ 33.77	$ 33.14
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.50	$ 0.40	$ 0.50	$ 0.54	$ 0.55
Net realized and unrealized gain (loss)	2.97	(6.05)	5.90	3.76	2.28	2.72
Total income (loss) from operations	$ 3.30	$ (5.55)	$ 6.30	$ 4.26	$ 2.82	$ 3.27
Less Distributions
From net investment income	$ (0.32)	$ (0.50)	$ (0.40)	$ (0.50)	$ (0.52)	$ (0.52)
From net realized gain	(0.34)	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)
Total distributions	$ (0.66)	$ (3.38)	$ (0.99)	$ (1.26)	$ (1.62)	$ (2.64)
Net asset value — End of period	$ 36.99	$ 34.35	$ 43.28	$ 37.97	$ 34.97	$ 33.77
Total Return(2)	9.70% (3)	(14.20)%	16.75%	12.55%	8.87%	10.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$225,237	$211,957	$315,744	$212,490	$140,961	$99,878
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68% (5)	0.67%	0.66%	0.69%	0.71%	0.72%
Net expenses	0.68% (5)(6)	0.67% (6)	0.66%	0.68%	0.66%	0.62%
Net investment income	1.85% (5)	1.25%	0.96%	1.41%	1.64%	1.66%
Portfolio Turnover	46% (3)(7)	85% (7)	95% (7)	98% (7)	69% (7)	76%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
47
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 34.33	$ 43.27	$ 37.95	$ 34.98	$ 31.46
Income (Loss) From Operations
Net investment income(2)	$ 0.34	$ 0.57	$ 0.42	$ 0.51	$ 0.36
Net realized and unrealized gain (loss)	2.96	(6.10)	5.91	3.75	3.55
Total income (loss) from operations	$ 3.30	$ (5.53)	$ 6.33	$ 4.26	$ 3.91
Less Distributions
From net investment income	$ (0.33)	$ (0.53)	$ (0.42)	$ (0.53)	$ (0.39)
From net realized gain	(0.34)	(2.88)	(0.59)	(0.76)	—
Total distributions	$ (0.67)	$ (3.41)	$ (1.01)	$ (1.29)	$ (0.39)
Net asset value — End of period	$ 36.96	$ 34.33	$ 43.27	$37.95	$34.98
Total Return(3)	9.71% (4)	(14.14)%	16.82%	12.57%	12.44% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,179	$51,544	$11,184	$ 4,298	$ 230
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.63% (6)	0.61%	0.61%	0.65%	0.66% (6)
Net expenses	0.63% (6)(7)	0.61% (7)	0.61%	0.64%	0.64% (6)
Net investment income	1.90% (6)	1.51%	1.01%	1.43%	1.58% (6)
Portfolio Turnover	46% (4)(8)	85% (8)	95% (8)	98% (8)	69% (8)(9)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2019.
48
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.02	$ 16.91	$ 17.01	$ 16.67	$ 15.69	$ 16.14
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.35	$ 0.31	$ 0.37	$ 0.42	$ 0.37
Net realized and unrealized gain (loss)	0.47	(2.69)	0.12	0.50	0.99	(0.45)
Total income (loss) from operations	$ 0.72	$ (2.34)	$ 0.43	$ 0.87	$ 1.41	$ (0.08)
Less Distributions
From net investment income	$ (0.25)	$ (0.35)	$ (0.32)	$ (0.38)	$ (0.43)	$ (0.37)
From net realized gain	—	(0.20)	(0.21)	(0.15)	—	—
Total distributions	$ (0.25)	$ (0.55)	$ (0.53)	$ (0.53)	$ (0.43)	$ (0.37)
Net asset value — End of period	$ 14.49	$ 14.02	$ 16.91	$ 17.01	$ 16.67	$ 15.69
Total Return(2)	5.21% (3)	(14.15)%	2.61%	5.32%	9.10%	(0.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,911	$305,654	$375,792	$327,252	$290,893	$251,714
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.75%	0.74%	0.76%	0.78%	0.83%
Net expenses	0.73% (5)(6)	0.73% (6)	0.73%	0.73%	0.75%	0.83%
Net investment income	3.58% (5)	2.21%	1.84%	2.21%	2.59%	2.32%
Portfolio Turnover	86% (3)(7)	122% (7)	163% (7)	153% (7)	75% (7)	83%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
49
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.92	$ 16.79	$ 16.89	$ 16.55	$ 15.58	$ 16.03
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.22	$ 0.18	$ 0.23	$ 0.28	$ 0.24
Net realized and unrealized gain (loss)	0.47	(2.66)	0.12	0.50	0.98	(0.44)
Total income (loss) from operations	$ 0.67	$ (2.44)	$ 0.30	$ 0.73	$ 1.26	$ (0.20)
Less Distributions
From net investment income	$ (0.20)	$ (0.23)	$ (0.19)	$ (0.24)	$ (0.29)	$ (0.25)
From net realized gain	—	(0.20)	(0.21)	(0.15)	—	—
Total distributions	$ (0.20)	$ (0.43)	$ (0.40)	$ (0.39)	$ (0.29)	$ (0.25)
Net asset value — End of period	$14.39	$ 13.92	$ 16.79	$ 16.89	$ 16.55	$ 15.58
Total Return(2)	4.82% (3)	(14.83)%	1.80%	4.50%	8.19%	(1.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,262	$ 9,289	$13,768	$16,215	$15,343	$21,939
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.56% (5)	1.55%	1.54%	1.56%	1.59%	1.63%
Net expenses	1.53% (5)(6)	1.53% (6)	1.53%	1.53%	1.56%	1.63%
Net investment income	2.78% (5)	1.39%	1.05%	1.41%	1.79%	1.52%
Portfolio Turnover	86% (3)(7)	122% (7)	163% (7)	153% (7)	75% (7)	83%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
50
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.05	$ 16.94	$ 17.04	$ 16.70	$ 15.72	$ 16.15
Income (Loss) From Operations
Net investment income(1)	$ 0.27	$ 0.38	$ 0.35	$ 0.40	$ 0.45	$ 0.42
Net realized and unrealized gain (loss)	0.47	(2.68)	0.12	0.50	0.99	(0.45)
Total income (loss) from operations	$ 0.74	$ (2.30)	$ 0.47	$ 0.90	$ 1.44	$ (0.03)
Less Distributions
From net investment income	$ (0.27)	$ (0.39)	$ (0.36)	$ (0.41)	$ (0.46)	$ (0.40)
From net realized gain	—	(0.20)	(0.21)	(0.15)	—	—
Total distributions	$ (0.27)	$ (0.59)	$ (0.57)	$ (0.56)	$ (0.46)	$ (0.40)
Net asset value — End of period	$ 14.52	$ 14.05	$ 16.94	$ 17.04	$ 16.70	$ 15.72
Total Return(2)	5.31% (3)	(13.95)%	2.81%	5.52%	9.30%	(0.15)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,802,464	$1,668,531	$1,709,504	$1,379,529	$1,144,805	$629,822
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56% (5)	0.55%	0.54%	0.56%	0.58%	0.63%
Net expenses	0.53% (5)(6)	0.53% (6)	0.53%	0.53%	0.53%	0.53%
Net investment income	3.78% (5)	2.43%	2.04%	2.40%	2.81%	2.64%
Portfolio Turnover	86% (3)(7)	122% (7)	163% (7)	153% (7)	75% (7)	83%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
51
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.03	$ 16.93	$ 17.03	$ 16.69	$ 15.71	$ 16.17
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.40	$ 0.36	$ 0.41	$ 0.46	$ 0.42
Net realized and unrealized gain (loss)	0.47	(2.70)	0.12	0.50	0.99	(0.46)
Total income (loss) from operations	$ 0.74	$ (2.30)	$ 0.48	$ 0.91	$ 1.45	$ (0.04)
Less Distributions
From net investment income	$ (0.27)	$ (0.40)	$ (0.37)	$ (0.42)	$ (0.47)	$ (0.42)
From net realized gain	—	(0.20)	(0.21)	(0.15)	—	—
Total distributions	$ (0.27)	$ (0.60)	$ (0.58)	$ (0.57)	$ (0.47)	$ (0.42)
Net asset value — End of period	$ 14.50	$ 14.03	$ 16.93	$ 17.03	$ 16.69	$ 15.71
Total Return(3)	5.35% (4)	(13.96)%	2.89%	5.66%	9.31%	(0.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$564,747	$473,569	$321,472	$270,643	$252,225	$133,417
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49% (6)	0.48%	0.47%	0.49%	0.51%	0.56% (6)
Net expenses	0.46% (6)(7)	0.46% (7)	0.46%	0.46%	0.48%	0.53% (6)
Net investment income	3.85% (6)	2.55%	2.11%	2.48%	2.84%	2.64% (6)
Portfolio Turnover	86% (4)(8)	122% (8)	163% (8)	153% (8)	75% (8)	83% (9)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2018.
52
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 62.23	$ 77.18	$ 63.00	$ 53.94	$ 49.18	$ 43.31
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.08	$ (0.02)	$ (0.04)	$ 0.01	$ 0.05	$ 0.04
Net realized and unrealized gain (loss)	8.70	(11.98)	16.02	10.64	8.36	9.31
Total income (loss) from operations	$ 8.78	$ (12.00)	$ 15.98	$ 10.65	$ 8.41	$ 9.35
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.02)	$ (0.01)	$ (0.05)
From net realized gain	(2.21)	(2.95)	(1.80)	(1.57)	(3.64)	(3.43)
Total distributions	$ (2.21)	$ (2.95)	$ (1.80)	$ (1.59)	$ (3.65)	$ (3.48)
Net asset value — End of period	$ 68.80	$ 62.23	$ 77.18	$ 63.00	$ 53.94	$ 49.18
Total Return(2)	14.23% (3)	(16.35)%	25.87%	20.27%	18.72%	22.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,034,368	$1,807,406	$2,278,654	$1,896,037	$1,598,391	$1,291,870
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90% (5)	0.91%	0.91%	0.94%	1.00%	1.01%
Net expenses	0.90% (5)(6)	0.91% (6)	0.91%	0.94%	0.99%	1.01%
Net investment income (loss)	0.22% (5)	(0.03)%	(0.06)%	0.01%	0.11%	0.08%
Portfolio Turnover	3% (3)	7%	13%	16%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
53
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 31.03	$ 40.04	$ 33.61	$ 29.67	$ 28.80	$ 26.84
Income (Loss) From Operations
Net investment loss(1)	$ (0.09)	$ (0.29)	$ (0.30)	$ (0.22)	$ (0.17)	$ (0.18)
Net realized and unrealized gain (loss)	4.31	(5.89)	8.39	5.70	4.57	5.57
Total income (loss) from operations	$ 4.22	$ (6.18)	$ 8.09	$ 5.48	$ 4.40	$ 5.39
Less Distributions
From net realized gain	$ (2.18)	$ (2.83)	$ (1.66)	$ (1.54)	$ (3.53)	$ (3.43)
Total distributions	$ (2.18)	$ (2.83)	$ (1.66)	$ (1.54)	$ (3.53)	$ (3.43)
Net asset value — End of period	$ 33.07	$ 31.03	$ 40.04	$ 33.61	$ 29.67	$ 28.80
Total Return(2)	13.81% (3)	(16.96)%	24.92%	19.38%	17.82%	21.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,044	$114,234	$149,033	$138,072	$100,276	$155,419
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.65% (5)	1.65%	1.66%	1.69%	1.75%	1.76%
Net expenses	1.65% (5)(6)	1.65% (6)	1.66%	1.69%	1.75%	1.76%
Net investment loss	(0.52)% (5)	(0.78)%	(0.81)%	(0.74)%	(0.64)%	(0.67)%
Portfolio Turnover	3% (3)	7%	13%	16%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
54
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 73.71	$ 90.83	$ 73.80	$ 62.89	$ 56.68	$ 49.44
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.19	$ 0.16	$ 0.17	$ 0.21	$ 0.20
Net realized and unrealized gain (loss)	10.33	(14.20)	18.81	12.46	9.76	10.69
Total income (loss) from operations	$ 10.52	$ (14.01)	$ 18.97	$ 12.63	$ 9.97	$ 10.89
Less Distributions
From net investment income	$ (0.17)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.12)	$ (0.22)
From net realized gain	(2.22)	(3.03)	(1.81)	(1.57)	(3.64)	(3.43)
Total distributions	$ (2.39)	$ (3.11)	$ (1.94)	$ (1.72)	$ (3.76)	$ (3.65)
Net asset value — End of period	$ 81.84	$ 73.71	$ 90.83	$ 73.80	$ 62.89	$ 56.68
Total Return(2)	14.38% (3)	(16.14)%	26.19%	20.57%	19.05%	23.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,893,332	$2,895,475	$3,142,730	$2,863,128	$1,540,337	$963,446
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.65%	0.66%	0.69%	0.75%	0.76%
Net expenses	0.65% (5)(6)	0.65% (6)	0.66%	0.69%	0.72%	0.70%
Net investment income	0.48% (5)	0.22%	0.19%	0.26%	0.37%	0.38%
Portfolio Turnover	3% (3)	7%	13%	16%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
55
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 73.53	$ 90.64	$ 73.67	$ 62.80	$ 56.65	$ 49.74
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.25	$ 0.23	$ 0.21	$ 0.23	$ 0.17
Net realized and unrealized gain (loss)	10.30	(14.16)	18.74	12.44	9.74	10.42
Total income (loss) from operations	$ 10.51	$ (13.91)	$ 18.97	$ 12.65	$ 9.97	$10.59
Less Distributions
From net investment income	$ (0.22)	$ (0.17)	$ (0.19)	$ (0.21)	$ (0.18)	$ (0.25)
From net realized gain	(2.22)	(3.03)	(1.81)	(1.57)	(3.64)	(3.43)
Total distributions	$ (2.44)	$ (3.20)	$ (2.00)	$ (1.78)	$ (3.82)	$ (3.68)
Net asset value — End of period	$ 81.60	$ 73.53	$ 90.64	$ 73.67	$ 62.80	$56.65
Total Return(3)	14.41% (4)	(16.09)%	26.28%	20.65%	19.12%	22.30% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$598,208	$446,224	$456,674	$248,096	$58,035	$ 843
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.59% (6)	0.59%	0.60%	0.63%	0.68%	0.68% (6)
Net expenses	0.59% (6)(7)	0.59% (7)	0.60%	0.63%	0.67%	0.68% (6)
Net investment income	0.54% (6)	0.29%	0.27%	0.32%	0.37%	0.31% (6)
Portfolio Turnover	3% (4)	7%	13%	16%	13%	18% (8)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(8)	For the year ended September 30, 2018.
56
See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% for Balanced and Equity and 0.75% for Bond may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or
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net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2023, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ 69,490,390	$ —	$ 69,490,390
Collateralized Mortgage Obligations	—	11,026,704	—	11,026,704
Commercial Mortgage-Backed Securities	—	44,209,851	—	44,209,851
Common Stocks	617,866,415 (2)	—	—	617,866,415
Common Stocks - Venture Capital	—	—	1,924,801	1,924,801
Corporate Bonds	—	168,810,987	—	168,810,987
High Social Impact Investments	—	2,396,375	—	2,396,375
Preferred Stocks	2,283,384	—	—	2,283,384
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	1,445,660	—	1,445,660
Sovereign Government Bonds	—	4,311,949	—	4,311,949
Taxable Municipal Obligations	—	13,003,715	—	13,003,715
U.S. Government Agencies and Instrumentalities	—	3,058,283	—	3,058,283
U.S. Government Agency Mortgage-Backed Securities	—	70,386,408	—	70,386,408
U.S. Treasury Obligations	—	121,375,732	—	121,375,732
Venture Capital Limited Partnership Interests	—	—	150,220	150,220
Short-Term Investments:
Affiliated Fund	6,412,412	—	—	6,412,412
Securities Lending Collateral	4,244,228	—	—	4,244,228
Total Investments	$630,806,439	$509,516,054	$2,108,213	$1,142,430,706
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Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 127	$ —	$ 127
Futures Contracts	726,187	—	—	726,187
Total	$631,532,626	$509,516,181	$2,108,213	$1,143,157,020
Liability Description
Futures Contracts	$ (551,287)	$ —	$ —	$ (551,287)
Total	$ (551,287)	$ —	$ —	$ (551,287)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 436,047,146	$ —	$ 436,047,146
Collateralized Mortgage Obligations	—	154,303,650	—	154,303,650
Commercial Mortgage-Backed Securities	—	254,512,635	—	254,512,635
Convertible Bonds	—	11,677,106	—	11,677,106
Convertible Preferred Stocks	607,235	—	—	607,235
Corporate Bonds	—	990,333,159	—	990,333,159
High Social Impact Investments	—	4,792,750	—	4,792,750
Preferred Stocks	11,836,217	—	—	11,836,217
Senior Floating-Rate Loans	—	25,906,415	—	25,906,415
Sovereign Government Bonds	—	38,737,264	—	38,737,264
Taxable Municipal Obligations	—	69,125,583	—	69,125,583
U.S. Government Agencies and Instrumentalities	—	21,788,255	—	21,788,255
U.S. Government Agency Mortgage-Backed Securities	—	425,084,066	—	425,084,066
U.S. Treasury Obligations	—	513,859,241	—	513,859,241
Short-Term Investments:
Affiliated Fund	90,137,862	—	—	90,137,862
Securities Lending Collateral	26,683,795	—	—	26,683,795
Total Investments	$129,265,109	$2,946,167,270	$ —	$3,075,432,379
Futures Contracts	$ 4,562,791	$ —	$ —	$ 4,562,791
Total	$133,827,900	$2,946,167,270	$ —	$3,079,995,170
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (17,775)	$ —	$ (17,775)
Futures Contracts	(357,486)	—	—	(357,486)
Total	$ (357,486)	$ (17,775)	$ —	$ (375,261)
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Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 6,354,654,721(2)	$ —	$ —	$ 6,354,654,721
Common Stocks - Venture Capital	—	—	251,892	251,892
High Social Impact Investments	—	7,639,644	—	7,639,644
Preferred Stocks - Venture Capital	—	—	499,544	499,544
Venture Capital Limited Partnership Interests	—	—	15,869,290	15,869,290
Short-Term Investments	256,536,848	—	—	256,536,848
Total Investments	$6,611,191,569	$7,639,644	$16,620,726	$6,635,451,939

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin
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payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between a Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 1A and 5. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the
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defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%
Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the six months ended March 31, 2023, the investment advisory fee for Balanced, Bond and Equity amounted to $2,068,328, $3,752,840 and $12,776,746, respectively, or 0.40% (annualized), 0.29% (annualized) and 0.42% (annualized), respectively, of each Fund's average daily net assets.
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Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $13,782, $96,011 and $210,414 for Balanced, Bond and Equity, respectively, relating to each Fund's investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’s average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
Equity	0.99%	1.74%	0.74%	0.67%
For Balanced and Bond, the expense reimbursement agreements with CRM may be changed or terminated after January 31, 2024. For Equity, the expense reimbursement agreement with CRM expired effective March 1, 2023. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $4,177 for Balanced and $344,595 for Bond and no expenses were waived or reimbursed for Equity.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $627,939, $1,532,266 and $3,609,874 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2023 amounted to $858,887, $303,204 and $2,458,317, respectively, for Class A shares and $259,509, $46,626 and $621,756, respectively, for Class C shares.
The Funds were informed that EVD received $46,480, $11,766 and $80,784 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Funds were also informed that EVD received $5,511, $0 and $4,229 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $4,889, $4,958 and $36,329 for Balanced, Bond and Equity, respectively.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $95,968, $42,823 and $177,311 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
63

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$ 310,704,578	$ 2,137,659,212	$ —
Non-U.S. Government and Agency Securities	192,211,290	407,559,250	812,262,655
Total Purchases	$502,915,868	$2,545,218,462	$812,262,655
Sales
U.S. Government and Agency Securities	$ 277,871,073	$ 1,858,689,691	$ —
Non-U.S. Government and Agency Securities	208,937,110	411,679,965	202,111,200
Total Sales	$486,808,183	$2,270,369,656	$202,111,200
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, Bond Fund, for federal income tax purposes, had deferred capital losses of $59,942,236 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $40,566,251 are short-term and $19,375,985 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2023, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,024,047,955	$3,260,996,653	$4,136,629,082
Gross unrealized appreciation	$ 170,284,495	$ 32,404,281	$ 2,592,018,345
Gross unrealized depreciation	(51,726,717)	(213,781,025)	(93,195,488)
Net unrealized appreciation (depreciation)	$ 118,557,778	$ (181,376,744)	$2,498,822,857
64

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in each Fund’s Schedule of Investments. At March 31, 2023, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2023, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Credit Risk: During the six months ended March 31, 2023, Bond entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended March 31, 2023, Balanced and Bond entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2023, Balanced and Bond entered into futures contracts to hedge interest rate risk and to manage duration.
Balanced and Bond enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, for Bond, the fair value of derivatives with credit-related contingent features in a net liability position was $17,775. At March 31, 2023, there were no assets pledged by Bond for such liability.
The over-the-counter (OTC) derivatives in which Balanced and Bond invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments.
65

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 127	$ —
Interest rate	Futures contracts	Distributable earnings	726,187 (1)	(551,287) (1)
Total			$726,314	$(551,287)
Derivatives not subject to master netting agreements			$726,187	$(551,287)
Total Derivatives subject to master netting agreements			$ 127	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (17,775)
Interest rate	Futures contracts	Accumulated loss	4,562,791 (1)	(357,486) (1)
Total			$4,562,791	$(375,261)
Derivatives not subject to master netting agreements			$4,562,791	$(357,486)
Total Derivatives subject to master netting agreements			$ —	$ (17,775)

(1)	Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Balanced and Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for such assets and pledged by each Fund for such liabilities as of March 31, 2023.
Balanced
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$127	$ —	$ —	$ —	$127

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
66

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Bond
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(17,775)	$ —	$ —	$ —	$(17,775)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2023 was as follows:
Balanced
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ (2,378)	$ —	$ (2,378)
Futures contracts	—	(382,031)	(382,031)
Total	$(2,378)	$(382,031)	$(384,409)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (2,767)	$ —	$ (2,767)
Futures contracts	—	378,608	378,608
Total	$(2,767)	$ 378,608	$ 375,841
Bond
Statements of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ 159,086	$ —	$ 159,086
Futures contracts	—	—	(12,836,378)	(12,836,378)
Swap contracts	(507,044)	—	—	(507,044)
Total	$(507,044)	$ 159,086	$(12,836,378)	$(13,184,336)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ (266,670)	$ —	$ (266,670)
Futures contracts	—	—	13,043,232	13,043,232
Swap contracts	25,890	—	—	25,890
Total	$ 25,890	$(266,670)	$ 13,043,232	$ 12,802,452
67

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$37,378,000	$262,940,000
Futures contracts — short	$39,100,000	$ 99,005,000
Forward foreign currency exchange contracts*	$ 48,000	$ 3,980,000
Swap contracts	$ —	$ 11,036,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$ 4,509,293	$ 26,776,640
Collateral Received:
Cash	4,244,228	26,683,795
U.S. government and/or agencies securities	397,751	570,463
Total Collateral Received	$4,641,979	$27,254,258
Equity did not have any securities on loan at March 31, 2023.
68

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 4,215,310	$ —	$ —	$ —	$ 4,215,310
Preferred Stocks	28,918	—	—	—	28,918
Total	$4,244,228	$ —	$ —	$ —	$4,244,228

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$ 1,628,410	$ —	$ —	$ —	$ 1,628,410
Corporate Bonds	23,603,385	—	—	—	23,603,385
U.S. Treasury Obligations	1,452,000	—	—	—	1,452,000
Total	$26,683,795	$ —	$ —	$ —	$26,683,795
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2023 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced and Equity had no borrowings pursuant to their line of credit during the six months ended March 31, 2023. Bond had no borrowings outstanding pursuant to its line of credit at March 31, 2023. Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, Balanced and Bond invested in issuers that may be deemed to be affiliated with Morgan Stanley. Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2023, the value of each Fund’s investment in the Notes and affiliated companies/issuers and in funds that may be deemed to be affiliated was $10,499,115, $102,784,219 and $264,176,492 for Balanced, Bond and Equity, respectively, which represents 1.0%, 3.8% and 4.0% of net assets for Balanced, Bond and Equity, respectively. Transactions in such investments by the Funds for the six months ended March 31, 2023 were as follows:
69

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Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,897,739	$ —	$ (1,909,000)	$ 6,296	$ 5,062	$ —	$ 2,515	$ —
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	222,921	—	(225,000)	174	1,905	—	417	—
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	617,087	—	(629,000)	2,094	9,819	—	1,326	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,124,891	—	—	—	(5,016)	1,119,875	32,437	1,152,974
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36	372,310	—	—	—	(710)	371,675	12,301	386,000
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36	194,852	—	—	—	(1,168)	193,684	7,477	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,321,900	—	—	—	74,475	2,396,375	18,750	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	7,561	—	—	—	(2,467)	5,094	—	—
Short-Term Investments
Liquidity Fund, Institutional Class	24,252,378	101,834,901	(119,674,867)	—	—	6,412,412	314,508	6,412,412
Total				$ 8,564	$ 81,900	$ 10,499,115	$ 389,731

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 22,340,439	$ —	$ (22,473,000)	$ 63,777	$ 69,480	$ —	$ 30,050	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	3,974,132	—	(4,000,000)	605	25,263	—	5,706	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	7,888,782	—	—	—	(35,334)	7,853,607	227,639	8,085,726
70

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Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 4,643,800	$ —	$ —	$ —	$ 148,950	$ 4,792,750	$ 37,500	$ 5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class	51,806,940	641,416,849	(603,085,927)	—	—	90,137,862	2,321,392	90,137,862
Total				$64,382	$208,359	$102,784,219	$2,622,287

(1)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,402,217	$ —	$ —	$ —	$ 237,427	$ 7,639,644	$ 59,775	$ 7,970,000
Short-Term Investments
Liquidity Fund, Institutional Class	233,925,238	653,633,705	(631,022,095)	—	—	256,536,848	5,013,375	256,536,848
Total				$ —	$237,427	$264,176,492	$5,073,150

(1)	Restricted security.
9  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Balanced
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	665,402	$ 23,415,556	1,732,005	$ 69,060,507
Reinvestment of distributions	346,768	12,014,952	1,484,224	61,111,854
Shares redeemed	(1,071,381)	(37,736,455)	(2,150,407)	(84,257,727)
Net increase (decrease)	(59,211)	$ (2,305,947)	1,065,822	$ 45,914,634
71

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Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	93,332	$ 3,147,919	284,898	$ 11,004,192
Reinvestment of distributions	21,321	708,048	117,092	4,681,122
Shares redeemed	(218,198)	(7,372,035)	(461,015)	(17,208,304)
Net decrease	(103,545)	$ (3,516,068)	(59,025)	$ (1,522,990)
Class I
Shares sold	538,411	$ 19,454,315	1,589,543	$ 64,656,567
Reinvestment of distributions	110,431	3,919,246	557,958	23,526,500
Shares redeemed	(729,981)	(26,414,917)	(3,271,411)	(129,597,871)
Net decrease	(81,139)	$ (3,041,356)	(1,123,910)	$ (41,414,804)
Class R6
Shares sold	343,547	$ 12,449,105	1,374,388	$ 54,385,726
Reinvestment of distributions	29,591	1,050,638	34,453	1,383,991
Shares redeemed	(165,388)	(5,960,484)	(165,741)	(6,375,169)
Net increase	207,750	$ 7,539,259	1,243,100	$ 49,394,548
Bond
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,751,858	$ 24,955,278	4,067,951	$ 63,954,551
Reinvestment of distributions	362,024	5,159,378	736,453	11,670,199
Shares redeemed	(2,527,858)	(35,961,080)	(5,226,819)	(81,191,551)
Net decrease	(413,976)	$ (5,846,424)	(422,415)	$ (5,566,801)
Class C
Shares sold	49,391	$ 692,601	65,325	$ 1,040,508
Reinvestment of distributions	9,056	128,158	20,294	321,931
Shares redeemed	(81,997)	(1,161,386)	(238,302)	(3,716,017)
Net decrease	(23,550)	$ (340,627)	(152,683)	$ (2,353,578)
Class I
Shares sold	28,263,939	$ 404,339,295	61,787,949	$ 973,724,565
Reinvestment of distributions	2,194,797	31,348,942	3,872,194	61,131,535
Shares redeemed	(25,090,648)	(357,097,666)	(47,786,437)	(743,567,826)
Net increase	5,368,088	$ 78,590,571	17,873,706	$ 291,288,274
72

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Bond — continued
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class R6
Shares sold	10,924,331	$ 155,527,466	20,137,570	$ 316,166,300
Reinvestment of distributions	431,339	6,151,596	654,231	10,248,941
Shares redeemed	(6,164,710)	(88,064,716)	(6,032,216)	(92,990,813)
Net increase	5,190,960	$ 73,614,346	14,759,585	$ 233,424,428
Equity
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,433,316	$ 96,534,362	2,165,482	$ 159,816,714
Reinvestment of distributions	903,728	60,106,949	1,039,306	81,876,572
Shares redeemed	(1,811,802)	(121,650,533)	(3,685,523)	(267,438,182)
Net increase (decrease)	525,242	$ 34,990,778	(480,735)	$ (25,744,896)
Class C
Shares sold	395,016	$ 12,925,118	492,246	$ 18,319,753
Reinvestment of distributions	220,518	7,065,406	232,685	9,195,700
Shares redeemed	(394,606)	(12,908,213)	(765,053)	(27,976,820)
Net increase (decrease)	220,928	$ 7,082,311	(40,122)	$ (461,367)
Class I
Shares sold	13,353,265	$1,065,600,956	14,355,562	$1,212,130,853
Reinvestment of distributions	1,103,770	87,264,068	1,052,347	97,994,592
Shares redeemed	(6,166,266)	(490,157,578)	(10,726,436)	(912,455,042)
Net increase	8,290,769	$ 662,707,446	4,681,473	$ 397,670,403
Class R6
Shares sold	1,919,469	$ 153,242,839	2,569,972	$ 220,034,805
Reinvestment of distributions	153,020	12,061,066	138,863	12,893,398
Shares redeemed	(810,319)	(64,474,414)	(1,678,536)	(144,926,428)
Net increase	1,262,170	$ 100,829,491	1,030,299	$ 88,001,775
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $68,090 and $454,255 for Balanced and Equity, respectively, at March 31, 2023. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
73

Calvert
Social Investment Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Unfunded capital commitments by investment at March 31, 2023 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV, L.P.	$ 60,000
Learn Capital Venture Partners III, L.P.	8,090
Total	$68,090
Equity
Name of Investment	Unfunded Commitment
Accion Frontier Inclusion Fund L.P.	$ 5,545
Adobe Capital Social Mezzanine I L.P.	1,006
Arborview Capital Partners L.P.	3,929
Bridges Ventures US Sustainable Growth Fund L.P.	64,936
Core Innovations Capital I L.P.	51,766
Cross Culture Ventures I L.P.	29,994
First Analysis Private Equity Fund V L.P.	18,302
Impact Ventures II L.P.	9,632
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partners L.P.	51,800
New Markets Venture Partners II L.P.	25,000
Owl Ventures L.P.	20,000
Westly Capital Partners Fund II L.P.	93,909
Total	$454,255
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
74

Calvert
Social Investment Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
75

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

76

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
77

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
78

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This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Calvert Equity Fund - Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street, Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204     3.31.23

Calvert
Asset Allocation Funds
Semiannual Report
March 31, 2023

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Asset Allocation Funds

Calvert
Conservative Allocation Fund
March 31, 2023
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	8.81%	(5.33)%	3.76%	4.45%
Class A with 5.25% Maximum Sales Charge	—	—	3.10	(10.31)	2.65	3.89
Class C at NAV	04/29/2005	04/29/2005	8.38	(6.09)	2.97	3.76
Class C with 1% Maximum Deferred Sales Charge	—	—	7.38	(7.01)	2.97	3.76
Class I at NAV	05/20/2016	04/29/2005	8.94	(5.14)	4.02	4.66
Class R6 at NAV	02/01/2022	04/29/2005	8.98	(5.03)	4.04	4.67

Bloomberg U.S. Aggregate Bond Index	—	—	4.89%	(4.78)%	0.90%	1.36%
Conservative Allocation Blended Benchmark	—	—	9.07	(5.56)	3.72	4.42

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.66%	0.66%	0.61%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Conservative Allocation Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert Bond Fund, Class R6	34.7%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	7.2
Calvert Ultra-Short Duration Income Fund, Class R6	5.4
Calvert Flexible Bond Fund, Class R6	5.1
U.S. Treasury Inflation-Protected Bond, 0.625%, 7/15/32	4.4
Calvert Floating-Rate Advantage Fund, Class R6	4.1
Calvert Core Bond Fund, Class I	4.0
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	3.8
Calvert Equity Fund, Class R6	3.8
Calvert Short Duration Income Fund, Class R6	3.1
Total	75.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Moderate Allocation Fund
March 31, 2023
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	11.84%	(5.73)%	5.43%	6.53%
Class A with 5.25% Maximum Sales Charge	—	—	6.00	(10.68)	4.30	5.96
Class C at NAV	04/29/2005	04/29/2005	11.38	(6.49)	4.65	5.90
Class C with 1% Maximum Deferred Sales Charge	—	—	10.38	(7.41)	4.65	5.90
Class I at NAV	05/20/2016	04/29/2005	11.97	(5.52)	5.71	6.75
Class R6 at NAV	02/01/2022	04/29/2005	11.94	(5.52)	5.72	6.75

Russell 3000® Index	—	—	14.88%	(8.58)%	10.44%	11.73%
Moderate Allocation Blended Benchmark	—	—	12.76	(6.39)	5.79	6.79

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.90%	1.65%	0.65%	0.59%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Moderate Allocation Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert Bond Fund, Class R6	12.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	9.4
Calvert US Large-Cap Core Responsible Index Fund, Class R6	8.7
Calvert International Equity Fund, Class R6	5.4
Calvert Ultra-Short Duration Income Fund, Class R6	5.0
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.8
Calvert Equity Fund, Class R6	4.4
Calvert International Opportunities Fund, Class R6	4.4
Calvert Emerging Markets Advancement Fund, Class I	4.4
Calvert International Responsible Index Fund, Class R6	4.3
Total	62.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Growth Allocation Fund
March 31, 2023
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	15.12%	(7.07)%	6.85%	8.36%
Class A with 5.25% Maximum Sales Charge	—	—	9.06	(11.95)	5.70	7.78
Class C at NAV	06/30/2005	06/30/2005	14.69	(7.74)	6.05	7.59
Class C with 1% Maximum Deferred Sales Charge	—	—	13.69	(8.64)	6.05	7.59
Class I at NAV	05/20/2016	06/30/2005	15.32	(6.85)	7.13	8.57
Class R6 at NAV	02/01/2022	06/30/2005	15.29	(6.83)	7.13	8.58

Russell 3000® Index	—	—	14.88%	(8.58)%	10.44%	11.73%
Growth Allocation Blended Benchmark	—	—	15.96	(7.17)	7.20	8.54

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.94%	1.69%	0.69%	0.65%
Net	0.93	1.68	0.68	0.64
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Growth Allocation Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Calvert US Large-Cap Core Responsible Index Fund, Class R6	14.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	12.6
Calvert International Equity Fund, Class R6	8.3
Calvert International Responsible Index Fund, Class R6	7.3
Calvert International Opportunities Fund, Class R6	7.1
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	6.4
Calvert Emerging Markets Advancement Fund, Class I	6.3
Calvert Equity Fund, Class R6	5.6
Calvert Emerging Markets Equity Fund, Class R6	4.7
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	4.4
Total	77.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
7

Calvert
Asset Allocation Funds
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Growth Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios for Calvert Growth Allocation Fund reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.

8

Calvert
Asset Allocation Funds
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Conservative Allocation Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,088.10	$2.29	0.44%
Class C	$1,000.00	$1,083.80	$6.18	1.19%
Class I	$1,000.00	$1,089.40	$0.99	0.19%
Class R6	$1,000.00	$1,089.80	$0.68	0.13%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.74	$2.22	0.44%
Class C	$1,000.00	$1,019.00	$5.99	1.19%
Class I	$1,000.00	$1,023.98	$0.96	0.19%
Class R6	$1,000.00	$1,024.28	$0.66	0.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
9

Calvert
Asset Allocation Funds
March 31, 2023
Fund Expenses — continued

Calvert Moderate Allocation Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,118.40	$2.22	0.42%
Class C	$1,000.00	$1,113.80	$6.17	1.17%
Class I	$1,000.00	$1,119.70	$0.90	0.17%
Class R6	$1,000.00	$1,119.40	$0.53	0.10%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.84	$2.12	0.42%
Class C	$1,000.00	$1,019.10	$5.89	1.17%
Class I	$1,000.00	$1,024.08	$0.86	0.17%
Class R6	$1,000.00	$1,024.43	$0.50	0.10%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
Calvert Growth Allocation Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,151.20	$2.31 **	0.43%
Class C	$1,000.00	$1,146.90	$6.32 **	1.18%
Class I	$1,000.00	$1,153.20	$0.97 **	0.18%
Class R6	$1,000.00	$1,152.90	$0.70 **	0.13%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17 **	0.43%
Class C	$1,000.00	$1,019.05	$5.94 **	1.18%
Class I	$1,000.00	$1,024.03	$0.91 **	0.18%
Class R6	$1,000.00	$1,024.28	$0.66 **	0.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
10

Calvert
Conservative Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 91.9%(1)

Security	Shares	Value
Equity Funds — 32.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	147,707	$ 4,717,755
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	230,825	6,183,805
Calvert US Large-Cap Core Responsible Index Fund, Class R6	136,053	4,866,632
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	226,824	10,163,968
Calvert US Large-Cap Value Responsible Index Fund, Class R6	697,506	19,111,658
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	116,612	3,984,628
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	123,023	10,038,695
Calvert Focused Value Fund, Class R6	461,691	4,538,419
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	655,419	6,606,620
Calvert Emerging Markets Equity Fund, Class R6	157,063	2,571,128
Calvert International Equity Fund, Class R6	332,752	7,603,388
Calvert International Opportunities Fund, Class R6	331,583	5,335,171
Calvert Mid-Cap Fund, Class I	49,920	2,027,767
		$ 87,749,634
Income Funds — 59.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	960,014	$ 13,622,597
Calvert Floating-Rate Advantage Fund, Class R6	1,251,699	11,002,436
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	6,378,177	92,483,559
The Calvert Fund:
Calvert Core Bond Fund, Class I	668,451	10,762,066
Calvert High Yield Bond Fund, Class R6	288,259	6,756,785
Calvert Short Duration Income Fund, Class R6	533,315	8,186,386
Calvert Ultra-Short Duration Income Fund, Class R6	1,469,411	14,312,067
		$157,125,896
Total Mutual Funds (identified cost $249,855,641)		$244,875,530

U.S. Treasury Obligations — 5.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$12,214	$ 11,675,997
0.75%, 2/15/45(2)(3)	3,704	3,158,861
Total U.S. Treasury Obligations (identified cost $14,882,194)		$ 14,834,858

Short-Term Investments — 2.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(4)	6,802,709	$ 6,802,709
Total Short-Term Investments (identified cost $6,802,709)		$ 6,802,709
Total Investments — 100.0% (identified cost $271,540,544)		$266,513,097

Other Assets, Less Liabilities — (0.0)%(5)	$ (104,349)
Net Assets — 100.0%	$ 266,408,748

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(5)	Amount is less than (0.05)%.

11
See Notes to Financial Statements.

Calvert
Conservative Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	83	Long	6/30/23	$ 9,089,148	$ 142,568
U.S. Long Treasury Bond	86	Long	6/21/23	11,279,438	463,390
U.S. Ultra-Long Treasury Bond	35	Long	6/21/23	4,939,375	239,173
					$845,131
12
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 91.5%(1)

Security	Shares	Value
Equity Funds — 57.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	355,711	$ 11,361,399
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	614,264	16,456,142
Calvert US Large-Cap Core Responsible Index Fund, Class R6	932,338	33,349,730
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	410,946	18,414,477
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,311,451	35,933,762
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	301,165	10,290,795
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	208,543	17,017,087
Calvert Focused Value Fund, Class R6	1,113,809	10,948,747
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,663,918	16,772,294
Calvert Emerging Markets Equity Fund, Class R6	610,252	9,989,835
Calvert International Equity Fund, Class R6	895,936	20,472,132
Calvert International Opportunities Fund, Class R6	1,050,398	16,900,910
Calvert Mid-Cap Fund, Class I	93,547	3,799,868
		$221,707,178
Income Funds — 33.6%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,082,883	$ 15,366,117
Calvert Floating-Rate Advantage Fund, Class R6	1,546,772	13,596,123
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,177,987	46,080,818
The Calvert Fund:
Calvert Core Bond Fund, Class I	707,020	11,383,014
Calvert High Yield Bond Fund, Class R6	570,306	13,367,963
Calvert Short Duration Income Fund, Class R6	626,097	9,610,588
Calvert Ultra-Short Duration Income Fund, Class R6	1,971,840	19,205,721
		$128,610,344
Total Mutual Funds (identified cost $334,004,754)		$350,317,522

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$8,312	$ 7,945,385
0.75%, 2/15/45(2)(3)	5,836	4,977,698
Total U.S. Treasury Obligations (identified cost $13,419,241)		$ 12,923,083

Short-Term Investments — 5.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(4)	19,287,352	$ 19,287,352
Total Short-Term Investments (identified cost $19,287,352)		$ 19,287,352
Total Investments — 100.0% (identified cost $366,711,347)		$382,527,957

Other Assets, Less Liabilities — 0.0%(5)	$ 112,751
Net Assets — 100.0%	$382,640,708

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(5)	Amount is less than 0.05%.

13
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	16	Long	6/30/23	$3,303,250	$ 35,949
U.S. 5-Year Treasury Note	75	Long	6/30/23	8,213,086	128,826
U.S. 10-Year Treasury Note	20	Long	6/21/23	2,298,438	48,371
U.S. Long Treasury Bond	56	Long	6/21/23	7,344,750	301,742
U.S. Ultra 10-Year Treasury Note	42	Long	6/21/23	5,087,906	179,717
U.S. Ultra-Long Treasury Bond	27	Long	6/21/23	3,810,375	184,505
					$879,110
14
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 92.2%(1)

Security	Shares	Value
Equity Funds — 86.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	404,333	$ 12,914,396
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	838,796	22,471,331
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,230,033	43,998,295
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	438,893	19,666,791
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,418,685	38,871,975
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	395,368	13,509,722
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	213,109	17,389,689
Calvert Focused Value Fund, Class R6	1,187,834	11,676,411
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,924,647	19,400,446
Calvert Emerging Markets Equity Fund, Class R6	887,790	14,533,114
Calvert International Equity Fund, Class R6	1,126,332	25,736,685
Calvert International Opportunities Fund, Class R6	1,353,997	21,785,818
Calvert Mid-Cap Fund, Class I	149,852	6,086,977
		$268,041,650
Income Funds — 5.3%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	491,781	$ 4,322,751
The Calvert Fund:
Calvert Core Bond Fund, Class I	188,699	3,038,058
Calvert High Yield Bond Fund, Class R6	391,387	9,174,104
		$ 16,534,913
Total Mutual Funds (identified cost $263,233,416)		$284,576,563

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.25%, 2/15/50(2)(3)	$3,607	$ 2,620,377
0.625%, 7/15/32(2)	3,155	3,016,176
Total U.S. Treasury Obligations (identified cost $6,499,598)		$ 5,636,553

Short-Term Investments — 5.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(4)	18,099,474	$ 18,099,474
Total Short-Term Investments (identified cost $18,099,474)		$ 18,099,474
Total Investments — 99.9% (identified cost $287,832,488)		$308,312,590

Other Assets, Less Liabilities — 0.1%	$ 254,910
Net Assets — 100.0%	$308,567,500

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

15
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	16	Long	6/30/23	$1,752,125	$ 27,472
U.S. 10-Year Treasury Note	35	Long	6/21/23	4,022,266	84,702
U.S. Long Treasury Bond	6	Long	6/21/23	786,938	32,330
U.S. Ultra 10-Year Treasury Note	(1)	Short	6/21/23	(121,141)	(4,291)
U.S. Ultra-Long Treasury Bond	(5)	Short	6/21/23	(705,625)	(34,192)
					$106,021
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $14,882,194, $13,419,241 and $6,499,598, respectively)	$ 14,834,858	$ 12,923,083	$ 5,636,553
Investments in securities of affiliated issuers, at value (identified cost $256,658,350, $353,292,106 and $281,332,890, respectively)	251,678,239	369,604,874	302,676,037
Receivable for variation margin on open futures contracts	145,349	134,903	7,969
Receivable for capital shares sold	35,315	302,663	349,563
Interest receivable	19,480	16,347	5,261
Dividends receivable - affiliated	629,117	603,256	158,772
Receivable from affiliate	1,165	2,941	2,622
Trustees' deferred compensation plan	99,089	145,579	77,395
Total assets	$ 267,442,612	$ 383,733,646	$ 308,914,172
Liabilities
Due to custodian	$ —	$ 672	$ —
Payable for investments purchased	598,352	524,500	83,734
Payable for capital shares redeemed	208,752	248,543	38,698
Payable to affiliates:
Distribution and service fees	55,212	80,564	61,577
Sub-transfer agency fee	3,378	6,837	6,715
Trustees' deferred compensation plan	99,089	145,579	77,395
Accrued expenses	69,081	86,243	78,553
Total liabilities	$ 1,033,864	$ 1,092,938	$ 346,672
Net Assets	$ 266,408,748	$ 382,640,708	$ 308,567,500
Sources of Net Assets
Paid-in capital	$ 273,974,542	$ 349,187,708	$ 277,487,736
Distributable earnings (accumulated loss)	(7,565,794)	33,453,000	31,079,764
Net Assets	$ 266,408,748	$ 382,640,708	$ 308,567,500
Class A Shares
Net Assets	$ 187,567,208	$ 278,900,424	$ 227,145,754
Shares Outstanding	11,164,246	13,842,938	9,806,932
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.80	$ 20.15	$ 23.16
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.73	$ 21.27	$ 24.44
Class C Shares
Net Assets	$ 18,786,780	$ 26,454,442	$ 17,629,002
Shares Outstanding	1,132,773	1,400,281	920,154
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.58	$ 18.89	$ 19.16
Class I Shares
Net Assets	$ 59,907,168	$ 77,158,700	$ 63,397,640
Shares Outstanding	3,563,140	3,825,534	2,723,342
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.81	$ 20.17	$ 23.28
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2023
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class R6 Shares
Net Assets	$ 147,592	$ 127,142	$ 395,104
Shares Outstanding	8,779	6,305	16,977
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.81	$ 20.17	$ 23.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$ 4,832,679	$ 6,455,325	$ 4,465,957
Interest income	240,585	206,160	88,996
Total investment income	$ 5,073,264	$ 6,661,485	$ 4,554,953
Expenses
Distribution and service fees:
Class A	$ 229,921	$ 338,132	$ 267,261
Class C	95,007	135,739	86,393
Trustees' fees and expenses	8,994	12,691	9,984
Custodian fees	1,619	2,251	1,169
Transfer agency fees and expenses	129,349	191,560	194,319
Accounting fees	14,674	21,698	16,621
Professional fees	21,010	22,086	20,870
Registration fees	44,053	42,856	34,673
Reports to shareholders	9,199	12,491	14,065
Miscellaneous	23,519	12,465	8,953
Total expenses	$ 577,345	$ 791,969	$ 654,308
Reimbursement of expenses by affiliate	$ (4,923)	$ (10,177)	$ (41,429)
Net expenses	$ 572,422	$ 781,792	$ 612,879
Net investment income	$ 4,500,842	$ 5,879,693	$ 3,942,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - affiliated issuers	$ 4,702,162	$ 17,414,808	$ 11,576,186
Futures contracts	(2,855,560)	(2,342,051)	(493,784)
Capital gains distributions received - affiliated issuers	681,890	1,153,625	978,123
Net realized gain	$ 2,528,492	$16,226,382	$12,060,525
Change in unrealized appreciation (depreciation):
Investment securities	$ 759,854	$ 775,802	$ 360,901
Investment securities - affiliated issuers	10,790,361	14,658,173	22,996,866
Futures contracts	3,571,660	3,038,664	557,131
Net change in unrealized appreciation (depreciation)	$15,121,875	$18,472,639	$23,914,898
Net realized and unrealized gain	$17,650,367	$34,699,021	$35,975,423
Net increase in net assets from operations	$22,151,209	$40,578,714	$39,917,497
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,500,842	$ 5,879,693	$ 3,942,074
Net realized gain	2,528,492	16,226,382	12,060,525
Net change in unrealized appreciation (depreciation)	15,121,875	18,472,639	23,914,898
Net increase in net assets from operations	$ 22,151,209	$ 40,578,714	$ 39,917,497
Distributions to shareholders:
Class A	$ (3,180,047)	$ (4,316,952)	$ (5,783,317)
Class C	(256,588)	(357,479)	(441,259)
Class I	(1,090,895)	(1,265,444)	(1,782,510)
Class R6	(2,306)	(815)	(3,789)
Total distributions to shareholders	$ (4,529,836)	$ (5,940,690)	$ (8,010,875)
Capital share transactions:
Class A	$ (3,073,575)	$ (785,992)	$ 13,275,619
Class C	(1,569,552)	(2,248,570)	(372,063)
Class I	(4,752,922)	3,231,458	1,981,466
Class R6	39,910	109,471	272,742
Net increase (decrease) in net assets from capital share transactions	$ (9,356,139)	$ 306,367	$ 15,157,764
Net increase in net assets	$ 8,265,234	$ 34,944,391	$ 47,064,386
Net Assets
At beginning of period	$ 258,143,514	$ 347,696,317	$ 261,503,114
At end of period	$266,408,748	$382,640,708	$308,567,500
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,866,885	$ 5,309,303	$ 2,478,401
Net realized gain (loss)	(3,995,300)	4,858,515	6,317,969
Net change in unrealized appreciation (depreciation)	(53,067,981)	(87,549,532)	(77,158,764)
Net decrease in net assets from operations	$ (52,196,396)	$ (77,381,714)	$ (68,362,394)
Distributions to shareholders:
Class A	$ (9,758,419)	$ (16,291,226)	$ (8,025,825)
Class C	(996,380)	(1,740,794)	(660,986)
Class I	(3,412,788)	(4,913,257)	(2,187,032)
Class R6(1)	(671)	(103)	—
Total distributions to shareholders	$ (14,168,258)	$ (22,945,380)	$ (10,873,843)
Capital share transactions:
Class A	$ 11,541,722	$ 13,877,102	$ 23,855,554
Class C	(2,872,386)	(2,285,071)	2,262,659
Class I	14,696,124	(2,915,481)	16,840,736
Class R6(1)	109,789	19,129	121,397
Net increase in net assets from capital share transactions	$ 23,475,249	$ 8,695,679	$ 43,080,346
Net decrease in net assets	$ (42,889,405)	$ (91,631,415)	$ (36,155,891)
Net Assets
At beginning of year	$ 301,032,919	$ 439,327,732	$ 297,659,005
At end of year	$258,143,514	$347,696,317	$261,503,114

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
21
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.71	$ 19.63	$ 18.34	$ 17.57	$ 17.25	$ 17.25
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.29	$ 0.25	$ 0.30	$ 0.37	$ 0.33
Net realized and unrealized gain (loss)	1.10	(3.33)	1.80	1.17	0.70	0.36
Total income (loss) from operations	$ 1.38	$ (3.04)	$ 2.05	$ 1.47	$ 1.07	$ 0.69
Less Distributions
From net investment income	$ (0.29)	$ (0.39)	$ (0.29)	$ (0.32)	$ (0.41)	$ (0.42)
From net realized gain	—	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)
Total distributions	$ (0.29)	$ (0.88)	$ (0.76)	$ (0.70)	$ (0.75)	$ (0.69)
Net asset value — End of period	$ 16.80	$ 15.71	$ 19.63	$ 18.34	$ 17.57	$ 17.25
Total Return(2)	8.81% (3)	(16.18)%	11.37%	8.66%	6.57%	4.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,567	$178,332	$211,702	$177,060	$159,188	$150,237
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.44% (6)	0.41%	0.40%	0.41%	0.44%	0.44%
Net expenses(5)	0.44% (6)(7)	0.41% (7)	0.40%	0.41%	0.44%	0.44%
Net investment income	3.42% (6)	1.62%	1.28%	1.70%	2.18%	1.93%
Portfolio Turnover	25% (3)	20%	23%	36%	85%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
22
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.51	$ 19.39	$ 18.11	$ 17.36	$ 17.05	$ 17.06
Income (Loss) From Operations
Net investment income(1)	$ 0.22	$ 0.16	$ 0.10	$ 0.17	$ 0.25	$ 0.20
Net realized and unrealized gain (loss)	1.07	(3.30)	1.80	1.15	0.68	0.36
Total income (loss) from operations	$ 1.29	$ (3.14)	$ 1.90	$ 1.32	$ 0.93	$ 0.56
Less Distributions
From net investment income	$ (0.22)	$ (0.25)	$ (0.15)	$ (0.19)	$ (0.28)	$ (0.30)
From net realized gain	—	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)
Total distributions	$ (0.22)	$ (0.74)	$ (0.62)	$ (0.57)	$ (0.62)	$ (0.57)
Net asset value — End of period	$ 16.58	$ 15.51	$ 19.39	$ 18.11	$ 17.36	$ 17.05
Total Return(2)	8.38% (3)	(16.83)%	10.62%	7.81%	5.77%	3.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,787	$19,096	$27,062	$29,017	$29,828	$33,843
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.19% (6)	1.16%	1.15%	1.15%	1.19%	1.19%
Net expenses(5)	1.19% (6)(7)	1.16% (7)	1.15%	1.15%	1.19%	1.19%
Net investment income	2.67% (6)	0.87%	0.54%	0.97%	1.47%	1.17%
Portfolio Turnover	25% (3)	20%	23%	36%	85%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
23
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.72	$ 19.65	$ 18.35	$ 17.58	$ 17.25	$ 17.23
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.34	$ 0.29	$ 0.34	$ 0.42	$ 0.41
Net realized and unrealized gain (loss)	1.10	(3.35)	1.82	1.18	0.70	0.34
Total income (loss) from operations	$ 1.40	$ (3.01)	$ 2.11	$ 1.52	$ 1.12	$ 0.75
Less Distributions
From net investment income	$ (0.31)	$ (0.43)	$ (0.34)	$ (0.37)	$ (0.45)	$ (0.46)
From net realized gain	—	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)
Total distributions	$ (0.31)	$ (0.92)	$ (0.81)	$ (0.75)	$ (0.79)	$ (0.73)
Net asset value — End of period	$ 16.81	$ 15.72	$ 19.65	$ 18.35	$ 17.58	$ 17.25
Total Return(2)	8.94% (3)	(16.00)%	11.70%	8.93%	6.89%	4.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,907	$60,616	$62,269	$39,770	$28,288	$19,605
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.19% (6)	0.16%	0.15%	0.16%	0.19%	0.19%
Net expenses(5)	0.19% (6)(7)	0.16% (7)	0.15%	0.16%	0.16%	0.09%
Net investment income	3.66% (6)	1.85%	1.51%	1.93%	2.44%	2.36%
Portfolio Turnover	25% (3)	20%	23%	36%	85%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
24
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

Conservative Allocation Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 15.72	$ 18.86
Income (Loss) From Operations
Net investment income(2)	$ 0.31	$ 0.24
Net realized and unrealized gain (loss)	1.09	(3.16)
Total income (loss) from operations	$ 1.40	$ (2.92)
Less Distributions
From net investment income	$ (0.31)	$ (0.22)
Total distributions	$ (0.31)	$ (0.22)
Net asset value — End of period	$16.81	$ 15.72
Total Return(3)	8.98% (4)	(15.54)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 148	$ 100
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.13% (7)	0.11% (7)
Net expenses(6)	0.13% (7)(8)	0.11% (7)(8)
Net investment income	3.71% (7)	2.15% (7)
Portfolio Turnover	25% (4)	20% (4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
25
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 18.31	$ 23.50	$ 20.66	$ 19.49	$ 19.77	$ 19.32
Income (Loss) From Operations
Net investment income(1)	$ 0.31	$ 0.28	$ 0.22	$ 0.26	$ 0.31	$ 0.29
Net realized and unrealized gain (loss)	1.84	(4.26)	3.54	1.73	0.43	1.15
Total income (loss) from operations	$ 2.15	$ (3.98)	$ 3.76	$ 1.99	$ 0.74	$ 1.44
Less Distributions
From net investment income	$ (0.31)	$ (0.44)	$ (0.25)	$ (0.26)	$ (0.40)	$ (0.47)
From net realized gain	—	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)
Total distributions	$ (0.31)	$ (1.21)	$ (0.92)	$ (0.82)	$ (1.02)	$ (0.99)
Net asset value — End of period	$ 20.15	$ 18.31	$ 23.50	$ 20.66	$ 19.49	$ 19.77
Total Return(2)	11.84% (3)	(17.91)%	18.53%	10.44%	4.44%	7.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278,900	$254,243	$312,287	$259,726	$247,372	$231,146
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.42% (6)	0.40%	0.39%	0.41%	0.42%	0.43%
Net expenses(5)	0.42% (6)(7)	0.40% (7)	0.39%	0.41%	0.42%	0.43%
Net investment income	3.18% (6)	1.29%	0.98%	1.32%	1.65%	1.47%
Portfolio Turnover	29% (3)	18%	26%	35%	89%	73%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
26
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.19	$ 22.14	$ 19.56	$ 18.52	$ 18.84	$ 18.37
Income (Loss) From Operations
Net investment income(1)	$ 0.22	$ 0.11	$ 0.05	$ 0.11	$ 0.19	$ 0.13
Net realized and unrealized gain (loss)	1.72	(3.98)	3.33	1.64	0.38	1.10
Total income (loss) from operations	$ 1.94	$ (3.87)	$ 3.38	$ 1.75	$ 0.57	$ 1.23
Less Distributions
From net investment income	$ (0.24)	$ (0.31)	$ (0.13)	$ (0.15)	$ (0.27)	$ (0.24)
From net realized gain	—	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)
Total distributions	$ (0.24)	$ (1.08)	$ (0.80)	$ (0.71)	$ (0.89)	$ (0.76)
Net asset value — End of period	$ 18.89	$ 17.19	$ 22.14	$ 19.56	$ 18.52	$ 18.84
Total Return(2)	11.38% (3)	(18.50)%	17.60%	9.62%	3.68%	6.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,454	$26,149	$36,398	$34,674	$36,679	$45,880
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.17% (6)	1.15%	1.14%	1.16%	1.17%	1.18%
Net expenses(5)	1.17% (6)(7)	1.15% (7)	1.14%	1.16%	1.17%	1.18%
Net investment income	2.44% (6)	0.54%	0.24%	0.59%	1.04%	0.72%
Portfolio Turnover	29% (3)	18%	26%	35%	89%	73%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
27
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 18.33	$ 23.52	$ 20.68	$ 19.51	$ 19.79	$ 19.36
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.33	$ 0.28	$ 0.30	$ 0.35	$ 0.33
Net realized and unrealized gain (loss)	1.84	(4.25)	3.54	1.74	0.44	1.19
Total income (loss) from operations	$ 2.18	$ (3.92)	$ 3.82	$ 2.04	$ 0.79	$ 1.52
Less Distributions
From net investment income	$ (0.34)	$ (0.50)	$ (0.31)	$ (0.31)	$ (0.45)	$ (0.57)
From net realized gain	—	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)
Total distributions	$ (0.34)	$ (1.27)	$ (0.98)	$ (0.87)	$ (1.07)	$ (1.09)
Net asset value — End of period	$ 20.17	$ 18.33	$ 23.52	$ 20.68	$ 19.51	$ 19.79
Total Return(2)	11.97% (3)	(17.69)%	18.80%	10.71%	4.69%	8.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,159	$67,288	$90,643	$58,212	$42,444	$29,145
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.17% (6)	0.15%	0.14%	0.16%	0.17%	0.17%
Net expenses(5)	0.17% (6)(7)	0.15% (7)	0.14%	0.16%	0.14%	0.09%
Net investment income	3.43% (6)	1.54%	1.22%	1.51%	1.83%	1.70%
Portfolio Turnover	29% (3)	18%	26%	35%	89%	73%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
28
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

Moderate Allocation Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 18.33	$ 22.51
Income (Loss) From Operations
Net investment income(2)	$ 0.25	$ 0.16
Net realized and unrealized gain (loss)	1.93	(4.18)
Total income (loss) from operations	$ 2.18	$ (4.02)
Less Distributions
From net investment income	$ (0.34)	$ (0.16)
Total distributions	$ (0.34)	$ (0.16)
Net asset value — End of period	$20.17	$ 18.33
Total Return(3)	11.94% (4)	(17.90)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 127	$ 16
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.10% (7)	0.09% (7)
Net expenses(6)	0.10% (7)(8)	0.09% (7)(8)
Net investment income	2.51% (7)	1.17% (7)
Portfolio Turnover	29% (4)	18% (4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	For the year ended September 30, 2022.
29
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 20.68	$ 27.07	$ 22.15	$ 20.38	$ 21.16	$ 20.27
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.21	$ 0.11	$ 0.18	$ 0.20	$ 0.22
Net realized and unrealized gain (loss)	2.80	(5.65)	5.63	2.35	0.15	1.79
Total income (loss) from operations	$ 3.10	$ (5.44)	$ 5.74	$ 2.53	$ 0.35	$ 2.01
Less Distributions
From net investment income	$ (0.29)	$ (0.49)	$ (0.12)	$ (0.20)	$ (0.36)	$ (0.44)
From net realized gain	(0.33)	(0.46)	(0.70)	(0.56)	(0.77)	(0.68)
Total distributions	$ (0.62)	$ (0.95)	$ (0.82)	$ (0.76)	$ (1.13)	$ (1.12)
Net asset value — End of period	$ 23.16	$ 20.68	$ 27.07	$ 22.15	$ 20.38	$ 21.16
Total Return(2)	15.12% (3)	(20.97)%	26.32%	12.52%	2.56%	10.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$227,146	$190,453	$224,233	$157,659	$136,474	$129,981
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.46% (6)	0.44%	0.44%	0.47%	0.52%	0.52%
Net expenses(5)	0.43% (6)(7)	0.43% (7)	0.43%	0.43%	0.43%	0.43%
Net investment income	2.69% (6)	0.84%	0.43%	0.87%	1.04%	1.07%
Portfolio Turnover	31% (3)	9%	17%	43%	92%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
30
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.15	$ 22.61	$ 18.63	$ 17.26	$ 18.10	$ 17.50
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.18	$ 0.02	$ (0.06)	$ 0.02	$ 0.08	$ 0.06
Net realized and unrealized gain (loss)	2.32	(4.69)	4.72	1.98	0.08	1.53
Total income (loss) from operations	$ 2.50	$ (4.67)	$ 4.66	$ 2.00	$ 0.16	$ 1.59
Less Distributions
From net investment income	$ (0.16)	$ (0.33)	$ —	$ (0.07)	$ (0.23)	$ (0.31)
From net realized gain	(0.33)	(0.46)	(0.68)	(0.56)	(0.77)	(0.68)
Total distributions	$ (0.49)	$ (0.79)	$ (0.68)	$ (0.63)	$ (1.00)	$ (0.99)
Net asset value — End of period	$ 19.16	$ 17.15	$ 22.61	$ 18.63	$ 17.26	$ 18.10
Total Return(2)	14.69% (3)	(21.54)%	25.38%	11.67%	1.80%	9.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,629	$16,129	$18,612	$16,419	$15,189	$19,372
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.21% (6)	1.19%	1.19%	1.22%	1.27%	1.27%
Net expenses(5)	1.18% (6)(7)	1.18% (7)	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	1.93% (6)	0.11%	(0.28)%	0.13%	0.48%	0.33%
Portfolio Turnover	31% (3)	9%	17%	43%	92%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
31
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 20.80	$ 27.23	$ 22.27	$ 20.48	$ 21.26	$ 20.35
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.25	$ 0.14	$ 0.21	$ 0.24	$ 0.25
Net realized and unrealized gain (loss)	2.83	(5.66)	5.69	2.39	0.16	1.84
Total income (loss) from operations	$ 3.16	$ (5.41)	$ 5.83	$ 2.60	$ 0.40	$ 2.09
Less Distributions
From net investment income	$ (0.35)	$ (0.56)	$ (0.17)	$ (0.25)	$ (0.41)	$ (0.50)
From net realized gain	(0.33)	(0.46)	(0.70)	(0.56)	(0.77)	(0.68)
Total distributions	$ (0.68)	$ (1.02)	$ (0.87)	$ (0.81)	$ (1.18)	$ (1.18)
Net asset value — End of period	$ 23.28	$ 20.80	$ 27.23	$ 22.27	$ 20.48	$ 21.26
Total Return(2)	15.32% (3)	(20.81)%	26.63%	12.81%	2.84%	10.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,398	$54,815	$54,814	$17,706	$11,864	$11,938
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.21% (6)	0.19%	0.19%	0.22%	0.27%	0.26%
Net expenses(5)	0.18% (6)(7)	0.18% (7)	0.18%	0.18%	0.15%	0.08%
Net investment income	2.95% (6)	1.01%	0.52%	1.03%	1.23%	1.20%
Portfolio Turnover	31% (3)	9%	17%	43%	92%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
32
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Financial Highlights — continued

Growth Allocation Fund — Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 20.81	$ 26.49
Income (Loss) From Operations
Net investment income(2)	$ 0.28	$ 0.05
Net realized and unrealized gain (loss)	2.87	(5.73)
Total income (loss) from operations	$ 3.15	$ (5.68)
Less Distributions
From net investment income	$ (0.36)	$ —
From net realized gain	(0.33)	—
Total distributions	$ (0.69)	$ —
Net asset value — End of period	$23.27	$ 20.81
Total Return(3)	15.29% (4)	(21.44)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 395	$ 107
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.14% (7)	0.15% (7)
Net expenses(6)	0.13% (7)(8)	0.14% (7)(8)
Net investment income	2.46% (7)	0.33% (7)
Portfolio Turnover	31% (4)	9% (4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	For the year ended September 30, 2022.
33
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are included in their shareholder reports, which are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in the Underlying Funds and in money market funds are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant
34

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2023, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 244,875,530	$ —	$ —	$ 244,875,530
U.S. Treasury Obligations	—	14,834,858	—	14,834,858
Short-Term Investments	6,802,709	—	—	6,802,709
Total Investments	$251,678,239	$14,834,858	$ —	$266,513,097
Futures Contracts	$ 845,131	$ —	$ —	$ 845,131
Total	$252,523,370	$14,834,858	$ —	$267,358,228
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 350,317,522	$ —	$ —	$ 350,317,522
U.S. Treasury Obligations	—	12,923,083	—	12,923,083
Short-Term Investments	19,287,352	—	—	19,287,352
Total Investments	$369,604,874	$12,923,083	$ —	$382,527,957
Futures Contracts	$ 879,110	$ —	$ —	$ 879,110
Total	$370,483,984	$12,923,083	$ —	$383,407,067
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 284,576,563	$ —	$ —	$ 284,576,563
U.S. Treasury Obligations	—	5,636,553	—	5,636,553
Short-Term Investments	18,099,474	—	—	18,099,474
Total Investments	$302,676,037	$5,636,553	$ —	$308,312,590
Futures Contracts	$ 144,504	$ —	$ —	$ 144,504
Total	$302,820,541	$5,636,553	$ —	$308,457,094
Liability Description
Futures Contracts	$ (38,483)	$ —	$ —	$ (38,483)
Total	$ (38,483)	$ —	$ —	$ (38,483)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the
35

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds.
36

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. Each Fund’s expenses are reduced by an amount equal to its pro-rata share of the advisory and administration fees incurred by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, expenses reimbursed by CRM for Conservative, Moderate and Growth were $4,923, $10,177 and $12,937, respectively, relating to each Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) for Conservative, Moderate and Growth exceed 0.44%, 0.44% and 0.43%, respectively, for Class A; 1.19%, 1.19% and 1.18%, respectively, for Class C; 0.19%, 0.19% and 0.18%, respectively, for Class I; and 0.15%, 0.15% and 0.14%, respectively, for Class R6 of such class's average daily net assets. For Conservative and Moderate, the expense reimbursement agreements with CRM expired effective March 1, 2023. For Growth, the expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $28,492 for Growth and no expenses were waived or reimbursed for Conservative and Moderate. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for  Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2023 amounted to $229,921, $338,132 and $267,261, respectively, for Class A shares and $95,007, $135,739 and $86,393, respectively, for Class C shares.
The Funds were informed that EVD received $5,410, $22,161 and $43,867 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Funds were also informed that EVD received $1,256, $1,475 and $2,179 for Conservative, Moderate and Growth, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $18,295, $37,298 and $39,437 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
37

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases
U.S. Government and Agency Securities	$ 11,041,529	$ 7,513,637	$ 2,852,279
Non-U.S. Government and Agency Securities	54,161,564	96,727,292	97,689,518
Total Purchases	$65,203,093	$104,240,929	$100,541,797
Sales
Non-U.S. Government and Agency Securities	$ 70,533,039	$ 108,286,984	$ 86,091,679
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, Conservative, Moderate and Growth had a net capital loss of $7,732,421, $368,635 and $1,053,094, respectively, attributable to security transactions incurred after October 31, 2021 that each Fund has elected to defer. This net capital loss is treated as arising on the first day of each Fund’s taxable year ending September 30, 2023.
Additionally, at September 30, 2022, Growth had a late year ordinary loss of $68,562 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2023, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$272,417,628	$367,910,371	$288,893,308
Gross unrealized appreciation	$ 9,211,606	$ 25,363,767	$ 26,574,892
Gross unrealized depreciation	(14,271,006)	(9,867,071)	(7,049,589)
Net unrealized appreciation (depreciation)	$ (5,059,400)	$ 15,496,696	$ 19,525,303
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2023 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2023, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$845,131 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
38

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Moderate
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$879,110 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Growth
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$144,504 (1)	$(38,483) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
Conservative
Statements of Operations Caption
Net realized gain (loss):
Futures contracts	$ (2,855,560)
Total	$(2,855,560)
Change in unrealized appreciation (depreciation):
Futures contracts	$ 3,571,660
Total	$ 3,571,660
Moderate
Statements of Operations Caption
Net realized gain (loss):
Futures contracts	$ (2,342,051)
Total	$(2,342,051)
Change in unrealized appreciation (depreciation):
Futures contracts	$ 3,038,664
Total	$ 3,038,664
39

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Growth
Statements of Operations Caption
Net realized gain (loss):
Futures contracts	$ (493,784)
Total	$(493,784)
Change in unrealized appreciation (depreciation):
Futures contracts	$ 557,131
Total	$ 557,131
The average notional cost of futures contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$37,537,000	$36,866,000	$7,169,000
Futures contracts — short	$ —	$ —	$ 798,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings pursuant to their line of credit during the six months ended March 31, 2023.
7  Affiliated Investments
At March 31, 2023, the value of each Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $251,678,239, $369,604,874 and $302,676,037 for Conservative, Moderate and Growth, respectively, which represents 94.4%, 96.6% and 98.1% of net assets for Conservative, Moderate and Growth, respectively. Transactions in such funds by the Funds for the six months ended March 31, 2023 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$104,381,601	$ 1,864,864	$(17,089,076)	$ (2,159,474)	$ 5,485,644	$ 92,483,559	$ 1,874,494	$ —	6,378,177
Core Bond Fund, Class I	—	10,861,019	—	—	(98,953)	10,762,066	79,197	—	668,451
40

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Emerging Markets Advancement Fund, Class I	$ 6,444,207	$ 343,611	$ (343,025)	$ (68,607)	$ 230,434	$ 6,606,620	$ 343,611	$ —	655,419
Emerging Markets Equity Fund, Class R6	2,466,443	179,862	(458,228)	12,130	370,921	2,571,128	25,519	—	157,063
Equity Fund, Class R6	9,259,927	299,753	(528,014)	(79,969)	1,086,998	10,038,695	27,184	272,569	123,023
Flexible Bond Fund, Class R6	13,728,033	642,131	(848,886)	(46,498)	147,817	13,622,597	335,477	227,211	960,014
Floating-Rate Advantage Fund, Class R6	12,234,268	493,026	(2,017,899)	(252,862)	545,903	11,002,436	495,454	—	1,251,699
Focused Value Fund, Class R6	—	4,568,155	—	—	(29,736)	4,538,419	8,766	—	461,691
High Yield Bond Fund, Class R6	9,291,802	215,738	(3,180,394)	(297,395)	727,034	6,756,785	216,903	—	288,259
International Equity Fund, Class R6	7,998,519	231,502	(2,555,760)	(346,421)	2,275,548	7,603,388	106,419	125,083	332,752
International Opportunities Fund, Class R6	4,883,732	70,032	(673,864)	3,734	1,051,537	5,335,171	44,308	—	331,583
International Responsible Index Fund, Class R6	4,255,356	852,493	—	—	1,075,956	6,183,805	97,766	—	230,825
Liquidity Fund(1)	10,018,977	22,803,334	(26,019,602)	—	—	6,802,709	118,761	—	6,802,709
Mid-Cap Fund, Class I	1,907,664	4,402	(155,573)	(39,166)	310,440	2,027,767	4,402	—	49,920
Short Duration Income Fund, Class R6	8,413,323	284,881	(668,819)	(62,746)	219,747	8,186,386	150,749	—	533,315
Small-Cap Fund, Class R6	4,412,330	70,313	(411,581)	(51,220)	697,913	4,717,755	13,286	57,027	147,707
41

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Ultra-Short Duration Income Fund, Class R6	$ 16,798,908	$ 294,273	$ (2,870,233)	$ (59,519)	$ 148,638	$ 14,312,067	$ 295,642	$ —	1,469,411
US Large-Cap Core Responsible Index Fund, Class R6	4,264,574	110,059	(102,896)	32,341	562,554	4,866,632	56,150	—	136,053
US Large-Cap Growth Responsible Index Fund, Class I	8,486,260	—	(8,545,697)	2,703,188	(2,643,751)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	8,820,132	—	—	1,343,836	10,163,968	58,798	—	226,824
US Large-Cap Value Responsible Index Fund, Class I	22,820,997	—	(25,117,116)	5,139,671	(2,843,552)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	20,150,096	(970,364)	22,602	(90,676)	19,111,658	434,979	—	697,506
US Mid-Cap Core Responsible Index Fund, Class I	3,706,538	—	(3,914,750)	248,649	(40,437)	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	3,805,222	(80,864)	3,724	256,546	3,984,628	44,814	—	116,612
Total				$ 4,702,162	$10,790,361	$251,678,239	$4,832,679	$ 681,890

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class.
42

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$ 55,025,979	$ 979,801	$(11,827,991)	$ (1,043,038)	$ 2,946,067	$ 46,080,818	$ 984,878	$ —	3,177,987
Core Bond Fund, Class I	—	11,487,676	—	—	(104,662)	11,383,014	83,766	—	707,020
Emerging Markets Advancement Fund, Class I	15,642,155	854,204	(114,039)	(21,098)	411,072	16,772,294	854,205	—	1,663,918
Emerging Markets Equity Fund, Class R6	9,305,008	452,158	(1,140,391)	(160,997)	1,534,057	9,989,835	93,931	—	610,252
Equity Fund, Class R6	15,270,900	839,188	(798,273)	(15,017)	1,720,289	17,017,087	46,864	469,918	208,543
Flexible Bond Fund, Class R6	15,074,282	1,152,349	(967,215)	(60,848)	167,549	15,366,117	372,865	248,861	1,082,883
Floating-Rate Advantage Fund, Class R6	14,925,433	589,306	(2,257,468)	(304,110)	642,962	13,596,123	592,268	—	1,546,772
Focused Value Fund, Class R6	—	11,028,744	—	—	(79,997)	10,948,747	20,346	—	1,113,809
High Yield Bond Fund, Class R6	14,588,072	381,818	(2,274,990)	(213,716)	886,779	13,367,963	383,648	—	570,306
International Equity Fund, Class R6	18,574,803	654,651	(3,345,147)	143,635	4,444,190	20,472,132	251,535	295,648	895,936
International Opportunities Fund, Class R6	15,220,862	354,142	(1,976,678)	10,955	3,291,629	16,900,910	139,205	—	1,050,398
International Responsible Index Fund, Class R6	13,404,451	527,472	(836,287)	(90,380)	3,450,886	16,456,142	312,536	—	614,264
Liquidity Fund(1)	14,090,670	36,964,649	(31,767,967)	—	—	19,287,352	249,970	—	19,287,352
Mid-Cap Fund, Class I	3,398,641	44,292	(152,052)	(22,554)	531,541	3,799,868	8,470	—	93,547
Short Duration Income Fund, Class R6	9,449,445	591,422	(608,987)	(53,921)	232,629	9,610,588	173,998	—	626,097
43

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Small-Cap Fund, Class R6	$ 10,139,265	$ 171,629	$ (474,457)	$ (36,146)	$ 1,561,108	$ 11,361,399	$ 32,431	$ 139,198	355,711
Ultra-Short Duration Income Fund, Class R6	23,073,077	407,701	(4,405,277)	(90,858)	221,078	19,205,721	409,581	—	1,971,840
US Large-Cap Core Responsible Index Fund, Class R6	28,412,404	1,072,265	(190,065)	2,342	4,052,784	33,349,730	391,632	—	932,338
US Large-Cap Growth Responsible Index Fund, Class I	14,971,082	895,569	(15,956,090)	7,232,038	(7,142,599)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	16,065,875	(114,039)	1,076	2,461,565	18,414,477	109,785	—	410,946
US Large-Cap Value Responsible Index Fund, Class I	44,015,878	—	(48,501,687)	11,534,150	(7,048,341)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	38,331,555	(2,280,782)	53,478	(170,489)	35,933,762	827,460	—	1,311,451
US Mid-Cap Core Responsible Index Fund, Class I	9,312,497	—	(9,836,990)	538,979	(14,486)	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	9,845,473	(228,078)	10,838	662,562	10,290,795	115,951	—	301,165
Total				$17,414,808	$14,658,173	$369,604,874	$6,455,325	$1,153,625

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class.
44

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$ —	$ 3,065,992	$ —	$ —	$ (27,934)	$ 3,038,058	$ 31,250	$ —	188,699
Emerging Markets Advancement Fund, Class I	16,991,994	2,006,011	—	—	402,441	19,400,446	951,278	—	1,924,647
Emerging Markets Equity Fund, Class R6	12,789,649	940,441	(1,095,709)	(273,977)	2,172,710	14,533,114	132,054	—	887,790
Equity Fund, Class R6	14,695,851	1,206,444	(182,618)	(17,267)	1,687,279	17,389,689	46,210	463,349	213,109
Floating-Rate Advantage Fund, Class R6	4,244,335	176,956	(195,128)	(23,276)	119,864	4,322,751	177,798	—	491,781
Focused Value Fund, Class R6	—	11,756,915	—	—	(80,504)	11,676,411	22,165	—	1,187,834
High Yield Bond Fund, Class R6	9,602,819	258,153	(1,136,094)	(100,205)	549,431	9,174,104	259,358	—	391,387
International Equity Fund, Class R6	22,270,204	1,368,305	(3,500,181)	(446,066)	6,044,423	25,736,685	308,645	362,775	1,126,332
International Opportunities Fund, Class R6	18,471,177	897,585	(1,643,563)	(344,077)	4,404,696	21,785,818	172,826	—	1,353,997
International Responsible Index Fund, Class R6	17,038,891	1,131,636	(60,873)	(7,366)	4,369,043	22,471,331	406,876	—	838,796
Liquidity Fund(1)	20,645,053	12,359,818	(14,905,397)	—	—	18,099,474	302,687	—	18,099,474
Mid-Cap Fund, Class I	5,072,974	236,041	—	—	777,962	6,086,977	13,038	—	149,852
Small-Cap Fund, Class R6	10,878,529	522,213	(139,377)	(25,509)	1,678,540	12,914,396	35,414	151,999	404,333
US Large-Cap Core Responsible Index Fund, Class R6	35,255,100	3,560,303	—	—	5,182,892	43,998,295	497,951	—	1,230,033
45

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$ 15,020,196	$ 1,310,143	$(16,412,984)	$ 5,126,915	$ (5,044,270)	$ —	$ —	$ —	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	17,073,768	—	—	2,593,023	19,666,791	112,929	—	438,893
US Large-Cap Value Responsible Index Fund, Class I	44,611,521	—	(49,152,631)	7,682,378	(3,141,268)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	39,325,268	(273,927)	6,117	(185,483)	38,871,975	848,911	—	1,418,685
US Mid-Cap Core Responsible Index Fund, Class I	11,462,431	195,128	(12,298,594)	(1,481)	642,516	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	12,658,217	—	—	851,505	13,509,722	146,567	—	395,368
Total				$11,576,186	$22,996,866	$302,676,037	$4,465,957	$ 978,123

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class.
46

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Conservative
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	677,620	$ 11,137,005	1,905,496	$ 35,207,707
Reinvestment of distributions	188,222	3,072,439	502,853	9,398,557
Shares redeemed	(1,053,709)	(17,283,019)	(1,839,716)	(33,064,542)
Net increase (decrease)	(187,867)	$ (3,073,575)	568,633	$ 11,541,722
Class C
Shares sold	63,673	$ 1,036,808	174,611	$ 3,209,237
Reinvestment of distributions	15,595	250,916	51,728	968,803
Shares redeemed	(177,737)	(2,857,276)	(391,014)	(7,050,426)
Net decrease	(98,469)	$ (1,569,552)	(164,675)	$ (2,872,386)
Class I
Shares sold	238,714	$ 3,953,661	2,362,038	$ 44,148,317
Reinvestment of distributions	66,650	1,088,918	183,400	3,411,767
Shares redeemed	(598,130)	(9,795,501)	(1,858,955)	(32,863,960)
Net increase (decrease)	(292,766)	$ (4,752,922)	686,483	$ 14,696,124
Class R6
Shares sold	2,292	$ 37,899	6,322	$ 109,118
Reinvestment of distributions	141	2,306	42	671
Shares redeemed	(18)	(295)	—	—
Net increase	2,415	$ 39,910	6,364	$ 109,789

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
Moderate
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	688,845	$ 13,593,180	1,710,375	$ 37,252,235
Reinvestment of distributions	215,048	4,161,126	685,754	15,681,343
Shares redeemed	(946,007)	(18,540,298)	(1,802,191)	(39,056,476)
Net increase (decrease)	(42,114)	$ (785,992)	593,938	$ 13,877,102
47

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class C
Shares sold	71,992	$ 1,328,306	196,966	$ 3,989,402
Reinvestment of distributions	19,641	355,327	79,489	1,732,381
Shares redeemed	(212,809)	(3,932,203)	(399,061)	(8,006,854)
Net decrease	(121,176)	$ (2,248,570)	(122,606)	$ (2,285,071)
Class I
Shares sold	763,408	$ 15,169,128	839,980	$ 18,611,883
Reinvestment of distributions	64,355	1,247,573	211,542	4,831,140
Shares redeemed	(673,118)	(13,185,243)	(1,234,313)	(26,358,504)
Net increase (decrease)	154,645	$ 3,231,458	(182,791)	$ (2,915,481)
Class R6
Shares sold	5,386	$ 108,984	890	$ 19,026
Reinvestment of distributions	41	815	5	103
Shares redeemed	(17)	(328)	—	—
Net increase	5,410	$ 109,471	895	$ 19,129

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
Growth
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	778,447	$ 17,578,922	1,623,606	$ 40,881,425
Reinvestment of distributions	256,573	5,672,819	283,744	7,856,858
Shares redeemed	(438,810)	(9,976,122)	(978,581)	(24,882,729)
Net increase	596,210	$13,275,619	928,769	$ 23,855,554
Class C
Shares sold	96,653	$ 1,797,745	290,201	$ 5,741,467
Reinvestment of distributions	23,956	438,866	28,519	658,527
Shares redeemed	(141,173)	(2,608,674)	(201,007)	(4,137,335)
Net increase (decrease)	(20,564)	$ (372,063)	117,713	$ 2,262,659
Class I
Shares sold	334,355	$ 7,622,642	1,301,369	$ 33,241,074
Reinvestment of distributions	80,229	1,781,885	78,583	2,185,402
Shares redeemed	(325,989)	(7,423,061)	(758,139)	(18,585,740)
Net increase	88,595	$ 1,981,466	621,813	$ 16,840,736
48

Calvert
Asset Allocation Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class R6
Shares sold	11,791	$ 271,550	5,128	$ 121,397
Reinvestment of distributions	171	3,789	—	—
Shares redeemed	(113)	(2,597)	—	—
Net increase	11,849	$ 272,742	5,128	$ 121,397

(1)	For Class R6, for the period from the commencement of operations, February 1, 2022, to September 30, 2022.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
49

Calvert
Asset Allocation Funds
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
50

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

51

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
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52

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
53

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206     3.31.23

Calvert
Focused Value Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
Focused Value Fund

Calvert
Focused Value Fund
March 31, 2023
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA, each of Calvert Research and Management
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	Since Inception
Class A at NAV	04/29/2022	04/29/2022	8.74%	(1.59)%
Class A with 5.25% Maximum Sales Charge	—	—	3.05	(6.72)
Class C at NAV	04/29/2022	04/29/2022	8.31	(2.30)
Class C with 1% Maximum Deferred Sales Charge	—	—	7.31	(3.28)
Class I at NAV	04/29/2022	04/29/2022	8.91	(1.43)
Class R6 at NAV	04/29/2022	04/29/2022	8.87	(1.47)

Russell 1000® Value Index	—	—	13.55%	(0.29)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	5.09%	5.84%	4.84%	4.84%
Net	0.99	1.74	0.74	0.74
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Focused Value Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Verizon Communications, Inc.	4.8%
Micron Technology, Inc.	4.5
NextEra Energy, Inc.	4.4
American International Group, Inc.	4.3
Walt Disney Co. (The)	4.1
Zimmer Biomet Holdings, Inc.	4.1
Alphabet, Inc., Class A	4.1
Bristol-Myers Squibb Co.	4.0
Thermo Fisher Scientific, Inc.	3.8
Reinsurance Group of America, Inc.	3.8
Total	41.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Focused Value Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Focused Value Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,087.40	$5.15 **	0.99%
Class C	$1,000.00	$1,083.10	$9.04 **	1.74%
Class I	$1,000.00	$1,089.10	$3.85 **	0.74%
Class R6	$1,000.00	$1,088.70	$3.85 **	0.74%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.99 **	0.99%
Class C	$1,000.00	$1,016.26	$8.75 **	1.74%
Class I	$1,000.00	$1,021.24	$3.73 **	0.74%
Class R6	$1,000.00	$1,021.24	$3.73 **	0.74%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Focused Value Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Banks — 5.6%
M&T Bank Corp.	6,066	$ 725,311
Wells Fargo & Co.	33,310	1,245,128
		$ 1,970,439
Building Products — 3.7%
Johnson Controls International PLC	21,447	$ 1,291,538
		$ 1,291,538
Capital Markets — 3.7%
Charles Schwab Corp. (The)	24,447	$ 1,280,534
		$ 1,280,534
Consumer Staples Distribution & Retail — 7.0%
BJ's Wholesale Club Holdings, Inc.(1)	15,457	$ 1,175,814
Dollar Tree, Inc.(1)	8,800	1,263,240
		$ 2,439,054
Diversified Telecommunication Services — 4.8%
Verizon Communications, Inc.	43,448	$ 1,689,693
		$ 1,689,693
Electric Utilities — 7.4%
Constellation Energy Corp.	13,528	$ 1,061,948
NextEra Energy, Inc.	20,059	1,546,148
		$ 2,608,096
Entertainment — 4.1%
Walt Disney Co. (The)(1)	14,404	$ 1,442,272
		$ 1,442,272
Food Products — 3.8%
Hershey Co. (The)	5,172	$ 1,315,809
		$ 1,315,809
Health Care Equipment & Supplies — 7.1%
Boston Scientific Corp.(1)	21,300	$ 1,065,639
Zimmer Biomet Holdings, Inc.	11,150	1,440,580
		$ 2,506,219
Hotels, Restaurants & Leisure — 2.2%
Papa John's International, Inc.	10,146	$ 760,240
		$ 760,240
Security	Shares	Value
Industrial REITs — 2.5%
EastGroup Properties, Inc.	5,389	$ 890,909
		$ 890,909
Insurance — 8.1%
American International Group, Inc.	29,865	$ 1,504,001
Reinsurance Group of America, Inc.	10,030	1,331,583
		$ 2,835,584
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	13,746	$ 1,425,873
		$ 1,425,873
Leisure Products — 2.9%
Hasbro, Inc.	19,198	$ 1,030,741
		$ 1,030,741
Life Sciences Tools & Services — 3.8%
Thermo Fisher Scientific, Inc.	2,336	$ 1,346,400
		$ 1,346,400
Machinery — 3.4%
Westinghouse Air Brake Technologies Corp.	11,900	$ 1,202,614
		$ 1,202,614
Pharmaceuticals — 10.4%
Bristol-Myers Squibb Co.	20,377	$ 1,412,330
Sanofi	9,855	1,069,058
Zoetis, Inc.	7,015	1,167,576
		$ 3,648,964
Residential REITs — 3.4%
Mid-America Apartment Communities, Inc.	7,945	$ 1,200,013
		$ 1,200,013
Semiconductors & Semiconductor Equipment — 8.3%
Micron Technology, Inc.	26,288	$ 1,586,218
Texas Instruments, Inc.	7,140	1,328,111
		$ 2,914,329
Specialty Retail — 3.1%
Lithia Motors, Inc., Class A	4,675	$ 1,070,248
		$ 1,070,248
Total Common Stocks (identified cost $35,585,333)		$34,869,569

6

Calvert
Focused Value Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	338,810	$ 338,810
Total Short-Term Investments (identified cost $338,810)		$ 338,810
Total Investments — 100.4% (identified cost $35,924,143)		$35,208,379
Other Assets, Less Liabilities — (0.4)%		$ (130,394)
Net Assets — 100.0%		$ 35,077,985

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Abbreviations:
REITs	– Real Estate Investment Trusts
7

Calvert
Focused Value Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $35,585,333)	$ 34,869,569
Investments in securities of affiliated issuers, at value (identified cost $338,810)	338,810
Receivable for investments sold	793,296
Receivable for capital shares sold	50,000
Dividends receivable	17,951
Dividends receivable - affiliated	1,041
Tax reclaims receivable	605
Receivable from affiliate	9,834
Deferred offering costs	7,817
Total assets	$36,088,923
Liabilities
Due to custodian	$ 18
Payable for investments purchased	975,165
Payable to affiliates:
Investment advisory fee	14,702
Administrative fee	3,538
Distribution and service fees	109
Accrued expenses	17,406
Total liabilities	$ 1,010,938
Net Assets	$35,077,985
Sources of Net Assets
Paid-in capital	$ 35,320,858
Accumulated loss	(242,873)
Net Assets	$35,077,985
Class A Shares
Net Assets	$ 317,222
Shares Outstanding	32,277
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.83
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.37
Class C Shares
Net Assets	$ 48,848
Shares Outstanding	5,000
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.77
Class I Shares
Net Assets	$ 7,488,715
Shares Outstanding	760,947
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.84
8
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 27,223,200
Shares Outstanding	2,768,346
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 220,510
Dividend income - affiliated issuers	4,096
Total investment income	$ 224,606
Expenses
Investment advisory fee	$ 66,118
Administrative fee	15,868
Distribution and service fees:
Class A	349
Class C	246
Trustees' fees and expenses	1,082
Custodian fees	2,951
Transfer agency fees and expenses	458
Accounting fees	4,854
Professional fees	19,962
Offering costs	45,875
Reports to shareholders	426
Miscellaneous	3,406
Total expenses	$ 161,595
Waiver and/or reimbursement of expenses by affiliate	$ (62,841)
Net expenses	$ 98,754
Net investment income	$ 125,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 456,123
Foreign currency transactions	862
Net realized gain	$ 456,985
Change in unrealized appreciation (depreciation):
Investment securities	$ (285,435)
Foreign currency	66
Net change in unrealized appreciation (depreciation)	$(285,369)
Net realized and unrealized gain	$ 171,616
Net increase in net assets from operations	$ 297,468
10
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 125,852	$ 26,019
Net realized gain (loss)	456,985	(75,686)
Net change in unrealized appreciation (depreciation)	(285,369)	(430,380)
Net increase (decrease) in net assets from operations	$ 297,468	$ (480,047)
Distributions to shareholders:
Class A	$ (343)	$ —
Class I	(8,563)	—
Class R6	(51,388)	—
Total distributions to shareholders	$ (60,294)	$ —
Capital share transactions:
Class A	$ 115,263	$ 195,523
Class C	—	50,000
Class I	2,372,020	5,109,792
Class R6	27,428,260	50,000
Net increase in net assets from capital share transactions	$29,915,543	$5,405,315
Net increase in net assets	$30,152,717	$4,925,268
Net Assets
At beginning of period	$ 4,925,268	$ —
At end of period	$35,077,985	$4,925,268

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
11
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Financial Highlights

Class A
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.04	$ 0.03
Net realized and unrealized gain (loss)	0.75	(0.98)
Total income (loss) from operations	$ 0.79	$ (0.95)
Less Distributions
From net investment income	$ (0.01)	$ —
Total distributions	$(0.01)	$ —
Net asset value — End of period	$ 9.83	$ 9.05
Total Return(3)	8.74% (4)	(9.50)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 317	$ 187
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.46% (6)	5.09% (6)
Net expenses	0.99% (6)(7)	0.99% (6)(7)
Net investment income	0.73% (6)	0.77% (6)
Portfolio Turnover	33% (4)	13% (4)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
12
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Financial Highlights — continued

Class C
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.02	$10.00
Income (Loss) From Operations
Net investment income (loss)(2)	$ (0.00)(3)	$ 0.01
Net realized and unrealized gain (loss)	0.75	(0.99)
Total income (loss) from operations	$ 0.75	$ (0.98)
Net asset value — End of period	$ 9.77	$ 9.02
Total Return(4)	8.31% (5)	(9.80)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 49	$ 45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	2.20% (7)	5.84% (7)
Net expenses	1.74% (7)(8)	1.75% (7)(8)
Net investment income (loss)	(0.00)% (7)(9)	0.26% (7)
Portfolio Turnover	33% (5)	13% (5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
(9)	Amount is less than (0.005)%.
13
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Financial Highlights — continued

Class I
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.05
Net realized and unrealized gain (loss)	0.76	(1.00)
Total income (loss) from operations	$ 0.81	$ (0.95)
Less Distributions
From net investment income	$ (0.02)	$ —
Total distributions	$ (0.02)	$ —
Net asset value — End of period	$ 9.84	$ 9.05
Total Return(3)	8.91% (4)	(9.50)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,489	$4,648
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.20% (6)	4.83% (6)
Net expenses	0.74% (6)(7)	0.74% (6)(7)
Net investment income	1.01% (6)	1.27% (6)
Portfolio Turnover	33% (4)	13% (4)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.05
Net realized and unrealized gain (loss)	0.75	(1.00)
Total income (loss) from operations	$ 0.80	$ (0.95)
Less Distributions
From net investment income	$ (0.02)	$ —
Total distributions	$ (0.02)	$ —
Net asset value — End of period	$ 9.83	$ 9.05
Total Return(3)	8.87% (4)	(9.50)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,223	$ 45
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.21% (6)	4.84% (6)
Net expenses	0.74% (6)(7)	0.75% (6)(7)
Net investment income	0.93% (6)	1.26% (6)
Portfolio Turnover	33% (4)	13% (4)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
Focused Value Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
Focused Value Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 4,557,838	$ —	$ —	$ 4,557,838
Consumer Discretionary	2,861,229	—	—	2,861,229
Consumer Staples	3,754,863	—	—	3,754,863
Financials	6,086,557	—	—	6,086,557
Health Care	6,432,525	1,069,058	—	7,501,583
Industrials	2,494,152	—	—	2,494,152
Information Technology	2,914,329	—	—	2,914,329
Real Estate	2,090,922	—	—	2,090,922
Utilities	2,608,096	—	—	2,608,096
Total Common Stocks	$33,800,511	$1,069,058 (1)	$ —	$34,869,569
Short-Term Investments	$ 338,810	$ —	$ —	$ 338,810
Total Investments	$34,139,321	$1,069,058	$ —	$35,208,379

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
17

Calvert
Focused Value Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund's shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs are reflected as deferred offering costs on the Statement of Assets and Liabilities.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $66,118.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $205 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.74% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $62,636.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $15,868.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts.The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $349 and $246 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $321 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $47 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
18

Calvert
Focused Value Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $37,957,467 and $8,146,796, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $72,850 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $72,850 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$35,926,644
Gross unrealized appreciation	$ 1,323,966
Gross unrealized depreciation	(2,042,231)
Net unrealized depreciation	$ (718,265)
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
6  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $338,810, which represents 1.0% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$23,139	$8,568,588	$(8,252,917)	$ —	$ —	$338,810	$4,096	338,810
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
19

Calvert
Focused Value Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	12,137	$ 122,991	21,133	$ 200,046
Reinvestment of distributions	35	340	—	—
Shares redeemed	(534)	(8,068)	(494)	(4,523)
Net increase	11,638	$ 115,263	20,639	$ 195,523
Class C
Shares sold	—	$ —	5,000	$ 50,000
Net increase	—	$ —	5,000	$ 50,000
Class I
Shares sold	250,431	$ 2,471,140	513,404	$ 5,109,792
Reinvestment of distributions	876	8,563	—	—
Shares redeemed	(3,764)	(107,683)	—	—
Net increase	247,543	$ 2,372,020	513,404	$5,109,792
Class R6
Shares sold	2,758,081	$ 27,376,872	5,000	$ 50,000
Reinvestment of distributions	5,265	51,388	—	—
Net increase	2,763,346	$27,428,260	5,000	$ 50,000

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
At March 31, 2023, Calvert Growth Allocation Fund, Calvert Moderate Allocation Fund and Calvert Conservative Allocation Fund owned in the aggregate 77.4% of the value of the outstanding shares of the Fund.
At March 31, 2023, EVM owned 14.1% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Calvert
Focused Value Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
21

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

22

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
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41357     3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2)
(a)(2)(i)	President’s Section 302 certification.
(a)(2)(ii)	Treasurer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023